UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.
              BlackRock Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Large Cap Series Funds, Inc. and BlackRock Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/07

Date of reporting period: 11/01/06 - 04/30/07

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock                                                              BLACKROCK
Large Cap Series Funds, Inc.

SEMI-ANNUAL REPORT
APRIL 30, 2007 | (UNAUDITED)

BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Large Cap Series Funds, Inc.

Officers and Directors/Trustees

Robert C. Doll, Jr., Fund/Trust President, Director/Trustee
  and Portfolio Manager
James H. Bodurtha, Director/Trustee
Kenneth A. Froot, Director/Trustee
Joe Grills, Director/Trustee
Herbert I. London, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert S. Salomon, Jr., Director/Trustee
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund/Trust Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Fund Address

P.O. Box 9011
Princeton, NJ 08543-9011


2       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

A Letter to Shareholders

Dear Shareholder

In its first four months, 2007 could already be termed an eventful year for investors. For most financial markets, 2007 opened just as 2006 ended -- on a positive trajectory. Then, at the end of February and into March, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by worries of a weakening economy, escalating geopolitical concerns and rising delinquencies in the subprime mortgage market. Still, underlying stock market fundamentals appeared quite sound, supported by a generally favorable global economic backdrop, tame inflation, slowing but still positive earnings growth, relatively low interest rates and attractive valuations. These conditions prevailed later, and the Dow Jones Industrial Average crossed the 13,000 mark for the first time in its history in late April.

Not unlike the equity market, the bond market also experienced volatility as observers attempted to interpret mixed economic signals. A bond market rally (falling yields and rising prices) late last year reversed itself early in 2007 amid some transitory signs of economic strength. Overall, yields have fluctuated month to month but ended April little changed from the beginning of the year. However, compared to one year ago, yields on 30-year Treasury bonds fell 36 basis points (.36%) and 10-year yields fell 44 basis points, while prices correspondingly rose.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing in its interest rate-hiking campaign on August 8, 2006. The central bankers continue to express concern about potential inflationary pressures, but also acknowledge signs of economic weakness. Given this relatively "balanced" assessment, most observers believe the Fed will keep interest rates on hold for now.

Against this backdrop, most major market indexes posted positive returns for the annual and semi-annual reporting periods ended April 30, 2007:

Total Returns as of April 30, 2007                                                         6-month        12-month
==================================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                                + 8.60%         +15.24%
------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                               + 6.86          + 7.83
------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                          +15.46          +19.81
------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                        + 2.64          + 7.36
------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             + 1.59          + 5.78
------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)           + 6.96          +11.72
------------------------------------------------------------------------------------------------------------------

If the first four months are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more insight, we invite you to view "What's Ahead in 2007: An Investment Perspective" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                       Sincerely,


                                       /s/ Robert C. Doll, Jr.

                                       Robert C. Doll, Jr.
                                       Fund/Trust President and Director/Trustee


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       3

A Discussion With Your Funds' Portfolio Manager

      Amid a volatile investment backdrop, the Funds provided strong absolute and relative returns for the period compared to their respective benchmarks and Lipper category averages.

How did the Funds perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2007, BlackRock Large Cap Core Fund's Institutional, Investor A, Investor B, Investor C and Class R Shares had total returns of +9.45%, +9.32%, +8.88%, +8.98% and +9.23%, respectively, competitive with the +9.10% return of the benchmark Russell 1000 Index and the +9.08% average return of its comparable Lipper category of Multi-Cap Core Funds.*

BlackRock Large Cap Growth Fund's Institutional, Service, Investor A, Investor B, Investor C and Class R Shares had total returns of +10.55%, +10.47%, +10.46%, +9.90%, +9.91% and +10.24%, respectively, exceeding the +8.42% return of the benchmark Russell 1000 Growth Index and the +9.13% average return of its comparable Lipper category of Multi-Cap Growth Funds.*

BlackRock Large Cap Value Fund's Institutional, Service, Investor A, Investor B, Investor C and Class R Shares had total returns of +10.52%, +10.34%, +10.45%, +9.96%, +9.93% and +10.30%, respectively, also surpassing the +9.79% return of its benchmark, the Russell 1000 Value Index, and the +9.70% average return of the Lipper Multi-Cap Value Funds category for the six-month period.*

(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information for each Fund can be found on pages 6 - 10 of this report to shareholders.)

The Funds invest in large-capitalization stocks that represent a significant part of the U.S. stock market and, therefore, were influenced by the same economic and market events that affected the broader stock market during the past six months. That investment environment was challenging at times. The beginning of the period saw mid-term elections in Congress in which control shifted from Republicans to Democrats. We believe this shift is likely to change the course of legislation over the next few years. Free trade policies, healthcare-related legislation (such as Medicare prescription drug benefits) and tax policies (specifically, moderating or eliminating reduced taxation) all may be affected in the near future.

Economic news was mixed throughout the period, but its impact on the market was at first minimal, as the beginning of the period saw equities reach record highs. Although fears over a weakening U.S. housing market and a slowdown in consumer spending sparked investor concern, markets rallied from the start of the period until February, when the Dow Jones Industrial Average, the U.S. index containing 30 stocks listed on the New York Stock Exchange, lost more than 416 points. This represented the largest one week decline in the markets since September 2001, and came on the heels of a substantial correction in Asian markets, particularly China. The markets rebounded in the weeks that followed, but remained volatile amid an increase in subprime mortgage delinquencies and the high-profile bankruptcy of a leading subprime mortgage company. However, there was ongoing investor debate as to whether the subprime meltdown would spread through other parts of the economy.

During the reporting period, crude oil prices stabilized under $61 per barrel thanks to unseasonably warm winter weather and ample inventories from non-OPEC countries. The Federal Reserve Board (the Fed) remained at a pause in its monetary policy, keeping interest rates steady at 5.25%. Gross domestic product
(GDP) for first quarter 2007 was revised down to 1.3%, compared to 2.5% growth in fourth quarter 2006.

What factors most influenced the Funds' performance during the period?

Stock selection drove performance results for all three funds, particularly within the energy (fuel), consumer staples (food retail), health care (providers and pharmaceuticals), financials (banks) and industrials (machinery) sectors. A meaningful underweighting of the financials sector also contributed positively to the Funds' relative performance.

At the individual stock level, BlackRock Large Cap Core Fund benefited most from its positions in Goodyear Tire & Rubber Co., Southern Copper Corp., Schering-Plough Corp., Cummins, Inc. and Holly Corp. The largest detractors were

* Lipper Multi-Cap funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-Cap Core funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Multi-Cap Growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index. Multi-Cap Value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index.


4       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007
technology companies BEA Systems, Inc., Lexmark International, Inc. and Intuit, Inc., and retailers Ann Taylor Stores Corp. and Office Depot, Inc. In BlackRock Large Cap Growth Fund, the largest positive contributors to performance were Tesoro Corp., Avnet, Inc., Amgen Inc., Schering-Plough and ITT Educational Services Inc., while the largest detractors were BEA Systems, Ann Taylor Stores, Lexmark International, Office Depot and Applied Biosystems Group. The largest contributors to performance for BlackRock Large Cap Value Fund during the six-month period were Tesoro, Cummins, Bank of America Corp., The Kroger Co. and Avnet, and the largest detractors were Lexmark, Applied Biosystems, Motorola, Inc., Office Depot and General Motors Corp.

As important as it was that we invested in stocks that performed well, it was equally significant that we avoided those that did not perform well. Examples of stocks that performed poorly within the benchmark, but aided the Funds' relative results because they were underweighted in the portfolios, include: Amgen and Starbucks Corp. within Large Cap Core Fund, Starbucks and Advanced Micro Devices, Inc. within Large Cap Growth Fund, and Equity Residential within Large Cap Value Fund.

What changes were made to the Funds' portfolios during the period?

Overall, we continued to identify companies with favorable growth characteristics and earnings developments selling at attractive relative valuations. As a result of our bottom-up stock-selection process, we increased the Funds' positions in health care and reduced their exposure to the energy, consumer discretionary, industrials and consumer staples sectors.

In Large Cap Core Fund, the largest purchases during the period in terms of dollars spent were in UnitedHealth Group, Inc., Schering-Plough Corp., Coach, Inc., CIGNA Corp. and Applied Materials, Inc. The largest sales were in Merck & Co. Inc., Texas Instruments, Inc., Occidental Petroleum Corp., Motorola Inc. and Cardinal Health Inc. In Large Cap Growth Fund, the largest purchases were in International Business Machines Corp., UnitedHealth Group, WellPoint, Inc., Applied Materials and Schering-Plough, while the largest sales were in Texas Instruments, Motorola, Abercrombie & Fitch Co., Emdeon Corp. and LSI Logic Corp. In Large Cap Value Fund, the largest purchases were in Valero Energy Corp., H.J. Heinz Co., WellPoint, International Business Machines and AT&T Inc. The largest sales were in Occidental Petroleum Corp., Motorola, Caremark Rx, Inc., Ann Taylor Stores and Dillard's, Inc. These transactions reflect our ongoing refinement of the portfolios, as we continue to look for stocks that best meet our investment criteria while pruning those that have deteriorated versus our original assessment.

How would you characterize the Funds' positioning at the close of the period?

As of April 30, 2007, the Funds' largest overweights relative to their respective benchmarks were in information technology, consumer discretionary, health care and materials, and the largest underweights were in financials, consumer staples and telecommunication services.

Given the mounting evidence of slowing economic growth, attention is increasingly focusing on the Fed, with many observers wondering when the central bank will begin cutting interest rates. Despite weaker growth rates, however, it appears there are still enough mitigating factors to keep the Fed on hold for now. Having said that, we do believe the Fed will begin cutting interest rates by the end of the year as the economy continues to slow and as inflationary pressures recede.

Based on the equity market run-up at the end of the period, there has been some concern that stocks may be overbought, which could result in some sort of near-term market correction. We acknowledge that the markets face headwinds in the form of slowing economic growth, weakening corporate earnings growth and a Fed that is not presently accommodative. In our opinion, however, the backdrop for an equity bear market simply does not exist. Monetary policy is by no means overly tight, inflation (while higher than the Fed would like) is still low and seems to be easing, and earnings growth is slowing, not collapsing. From our perspective, the tailwinds of good valuation levels, strong global economic growth, ongoing corporate deal activity and the relative attractiveness of stocks compared to other investments (chiefly bonds) should help the equity bull market to continue.

Robert C. Doll, Jr.
Fund/Trust President, Director/Trustee and
Portfolio Manager

May 14, 2007


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       5

Performance Data

About Fund Performance

Effective October 2, 2006, the Funds' Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Class R Shares did not change their designation. Also effective October 2, 2006, Service Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

Each Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. Service Shares are offered only by BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated for Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Recent Performance Results

                                                                  6-Month            12-Month         Since Inception
As of April 30, 2007                                           Total Return        Total Return        Total Return
=====================================================================================================================
BlackRock Large Cap Core Fund Institutional Shares*               + 9.45%             +12.10%            + 70.31%
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Fund Investor A Shares*                  + 9.32              +11.76             + 67.22
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Fund Investor B Shares*                  + 8.88              +10.93             + 57.92
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Fund Investor C Shares*                  + 8.98              +10.96             + 57.96
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Fund Class R Shares*                     + 9.23              +11.49             + 64.93
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Institutional Shares*             +10.55              +10.03             + 17.58
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Service Shares*                   +10.47              + 9.73             + 15.41
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Investor A Shares*                +10.46              + 9.72             + 15.37
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Investor B Shares*                + 9.90              + 8.81             +  8.93
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Investor C Shares*                + 9.91              + 8.81             +  8.84
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund Class R Shares*                   +10.24              + 9.38             + 13.88
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Institutional Shares*              +10.52              +14.74             +133.49
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Service Shares*                    +10.34              +14.39             +129.11
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Investor A Shares*                 +10.45              +14.50             +129.31
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Investor B Shares*                 + 9.96              +13.54             +116.64
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Investor C Shares*                 + 9.93              +13.58             +116.60
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Fund Class R Shares*                    +10.30              +14.20             +126.30
---------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Index**                                           + 9.10              +15.16             + 21.06
---------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index***                                   + 8.42              +12.25             - 23.61
---------------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index****                                   + 9.79              +18.15             + 81.41
---------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Since inception total return is from 12/22/99.
** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 12/22/99.
*** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Since inception total return is from 12/22/99.
**** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Since inception total return is from 12/22/99.

      Russell 1000 is a registered trademark of the Frank Russell Company.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       7

Performance Data (continued)                       BlackRock Large Cap Core Fund

BlackRock Large Cap Series Funds -- Edgar

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A, Investor B, Investor C & Class R Shares compared to growth of an investment in the Russell 1000 Index. Values are from December 22, 1999 to April 2007:

                Institutional       Investor A        Investor B        Investor C         Class R       Russell 1000
                     Shares*+         Shares*+          Shares*+          Shares*+        Shares*+            Index++
12/22/99**            $10,000          $ 9,475           $10,000           $10,000         $10,000            $10,000
4/00                  $11,910          $11,275           $11,870           $11,870         $11,889            $10,312
4/01                  $10,165          $ 9,592           $10,021           $10,021         $10,096            $ 8,903
4/02                  $10,024          $ 9,440           $ 9,781           $ 9,781         $ 9,907            $ 7,837
4/03                  $ 8,374          $ 7,876           $ 8,091           $ 8,091         $ 8,258            $ 6,782
4/04                  $10,765          $10,085           $10,291           $10,291         $10,573            $ 8,403
4/05                  $12,039          $11,254           $11,395           $11,395         $11,776            $ 9,008
4/06                  $15,193          $14,177           $14,236           $14,236         $14,792            $10,513
4/07                  $17,031          $15,844           $15,792           $15,796         $16,493            $12,106

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes blends growth and value.
++ This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Past performance is not indicative of future results.

Average Annual Total Return

================================================================================
Institutional Shares                                                   Return
================================================================================
One Year Ended 4/30/07                                                 +12.10%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +11.18
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   + 7.51
--------------------------------------------------------------------------------

                                                 Return Without     Return With
                                                  Sales Charge     Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 4/30/07                               +11.76%           +5.89%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +10.91            +9.72
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 + 7.24            +6.46
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor B Shares++
================================================================================
One Year Ended 4/30/07                               +10.93%           +6.43%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +10.05            +9.78
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 + 6.41            +6. 41
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor C Shares+
================================================================================
One Year Ended 4/30/07                               +10.96%           + 9.96%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +10.06            +10.06
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 + 6.41            + 6.41
--------------------------------------------------------------------------------

================================================================================
Class R Shares                                                         Return
================================================================================
One Year Ended 4/30/07                                                 +11.49%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +10.73
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   + 7.04
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.


8       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Performance Data (continued)                     BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Service, Investor A, Investor B, Investor C & Class R Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from December 22, 1999 to April 2007:

                                                                                                                  Russell
                 Institutional      Service     Investor A      Investor B       Investor C       Class R     1000 Growth
                      Shares*+     Shares*+       Shares*+        Shares*+         Shares*+      Shares*+         Index++
12/22/99**             $10,000      $10,000        $ 9,475         $10,000          $10,000       $10,000         $10,000
4/00                   $12,090      $12,079        $11,436         $12,040          $12,040       $12,069         $10,435
4/01                   $ 8,595      $ 8,565        $ 8,114         $ 8,481          $ 8,472       $ 8,536         $ 7,070
4/02                   $ 7,874      $ 7,828        $ 7,413         $ 7,691          $ 7,682       $ 7,782         $ 5,648
4/03                   $ 6,373      $ 6,320        $ 5,981         $ 6,151          $ 6,152       $ 6,277         $ 4,838
4/04                   $ 8,094      $ 8,006        $ 7,583         $ 7,741          $ 7,732       $ 7,964         $ 5,885
4/05                   $ 8,555      $ 8,441        $ 7,991         $ 8,091          $ 8,092       $ 8,370         $ 5,909
4/06                   $10,686      $10,517        $ 9,963         $10,012          $10,003       $10,412         $ 6,806
4/07                   $11,758      $11,541        $10,931         $10,893          $10,884       $11,388         $ 7,639

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not indicative of future results.

Average Annual Total Return

Institutional Shares                                                   Return
================================================================================
One Year Ended 4/30/07                                                 +10.03%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               + 8.35
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   + 2.23
--------------------------------------------------------------------------------

Service Shares                                                         Return
================================================================================
One Year Ended 4/30/07                                                 +9.73%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +8.07
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   +1.97
--------------------------------------------------------------------------------

                                                 Return Without     Return With
                                                  Sales Charge     Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 4/30/07                               +9.72%            +3.96%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +8.08             +6.92
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +1.96             +1.22
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor B Shares++
================================================================================
One Year Ended 4/30/07                               +8.81%            +4.31%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +7.21             +6.90
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +1.17             +1.17
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor C Shares+
================================================================================
One Year Ended 4/30/07                               +8.81%            +7.81%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +7.22             +7.22
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +1.16             +1.16
--------------------------------------------------------------------------------

================================================================================
Class R Shares                                                         Return
================================================================================
One Year Ended 4/30/07                                                 +9.38%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +7.91
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   +1.78
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       9

Performance Data (concluded)                      BlackRock Large Cap Value Fund

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Service, Investor A, Investor B, Investor C & Class R Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from December 22, 1999 to April 2007:

                                                                                                                 Russell
                 Institutional      Service     Investor A      Investor B      Investor C        Class R     1000 Value
                      Shares*+     Shares*+       Shares*+        Shares*+        Shares*+       Shares*+        Index++
12/22/99**             $10,000      $10,000        $ 9,475         $10,000         $10,000        $10,000        $10,000
4/00                   $10,850      $10,840        $10,271         $10,820         $10,820        $10,831        $10,142
4/01                   $11,746      $11,706        $11,088         $11,581         $11,581        $11,667        $10,794
4/02                   $12,326      $12,254        $11,600         $12,031         $12,031        $12,183        $10,372
4/03                   $10,374      $10,287        $ 9,750         $10,031         $10,031        $10,236        $ 9,023
4/04                   $13,908      $13,758        $13,032         $13,311         $13,301        $13,679        $11,392
4/05                   $15,930      $15,719        $14,889         $15,087         $15,088        $15,596        $12,979
4/06                   $20,349      $20,030        $18,976         $19,080         $19,070        $19,816        $15,355
4/07                   $23,349      $22,911        $21,727         $21,664         $21,660        $22,630        $18,141

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Manager believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not indicative of future results.

Average Annual Total Return

Institutional Shares                                                   Return
================================================================================
One Year Ended 4/30/07                                                 +14.74%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +13.63
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   +12.22
--------------------------------------------------------------------------------

Service Shares                                                         Return
================================================================================
One Year Ended 4/30/07                                                 +14.39%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +13.33
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   +11.93
--------------------------------------------------------------------------------

                                                 Return Without     Return With
                                                  Sales Charge     Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 4/30/07                               +14.50%           + 8.48%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +13.37            +12.16
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +11.94            +11.12
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor B Shares++
================================================================================
One Year Ended 4/30/07                               +13.54%           + 9.04%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +12.48            +12.23
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +11.08            +11.08
--------------------------------------------------------------------------------

                                                     Return            Return
                                                  Without CDSC      With CDSC+++
================================================================================
Investor C Shares+
================================================================================
One Year Ended 4/30/07                               +13.58%           +12.58%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                             +12.48            +12.48
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                 +11.08            +11.08
--------------------------------------------------------------------------------

================================================================================
Class R Shares                                                         Return
================================================================================
One Year Ended 4/30/07                                                 +14.20%
--------------------------------------------------------------------------------
Five Years Ended 4/30/07                                               +13.19
--------------------------------------------------------------------------------
Inception (12/22/99) through 4/30/07                                   +11.74
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
++ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
+++   Assuming payment of applicable contingent deferred sales charge.


10       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 1, 2006 and held through April 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Large Cap Core Fund

                                                                                                         Expenses Paid
                                                               Beginning              Ending          During the Period*
                                                             Account Value         Account Value       November 1, 2006
                                                           November 1, 2006       April 30, 2007       to April 30, 2007
========================================================================================================================
Actual
========================================================================================================================
Institutional                                                   $1,000               $1,094.50               $4.47
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,093.20               $5.76
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,088.80               $9.79
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,089.80               $9.74
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,092.30               $7.11
========================================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================================
Institutional                                                   $1,000               $1,020.54               $4.31
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,019.30               $5.56
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,015.43               $9.44
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,015.48               $9.39
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,018.01               $6.85
------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.86% for Institutional, 1.11% for Investor A, 1.89% for Investor B, 1.88% for Investor C and 1.37% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       11

BlackRock Large Cap Growth Fund

                                                                                                         Expenses Paid
                                                               Beginning              Ending          During the Period*
                                                             Account Value         Account Value       November 1, 2006
                                                           November 1, 2006       April 30, 2007       to April 30, 2007
========================================================================================================================
Actual
========================================================================================================================
Institutional                                                   $1,000               $1,105.50              $ 4.96
------------------------------------------------------------------------------------------------------------------------
Service                                                         $1,000               $1,104.70              $ 6.52
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,104.60              $ 6.47
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,099.00              $10.88
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,099.10              $10.51
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,102.40              $ 8.03
========================================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================================
Institutional                                                   $1,000               $1,020.08              $ 4.76
------------------------------------------------------------------------------------------------------------------------
Service                                                         $1,000               $1,018.59              $ 6.26
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,018.64              $ 6.21
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,014.43              $10.44
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,014.77              $10.09
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,017.15              $ 7.70
------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.95% for Institutional, 1.25% for Service, 1.24% for Investor A, 2.09% for Investor B, 2.02% for Investor C and 1.54% for Class
      R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


12       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Disclosure of Expenses (concluded)

BlackRock Large Cap Value Fund

                                                                                                         Expenses Paid
                                                               Beginning              Ending          During the Period*
                                                             Account Value         Account Value       November 1, 2006
                                                           November 1, 2006       April 30, 2007       to April 30, 2007
========================================================================================================================
Actual
========================================================================================================================
Institutional                                                   $1,000               $1,105.20              $ 4.65
------------------------------------------------------------------------------------------------------------------------
Service                                                         $1,000               $1,103.40              $ 6.68
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,104.50              $ 5.64
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,099.60              $10.36
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,099.30              $10.05
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,103.00              $ 7.35
========================================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================================
Institutional                                                   $1,000               $1,020.39              $ 4.46
------------------------------------------------------------------------------------------------------------------------
Service                                                         $1,000               $1,018.45              $ 6.41
------------------------------------------------------------------------------------------------------------------------
Investor A                                                      $1,000               $1,019.44              $ 5.41
------------------------------------------------------------------------------------------------------------------------
Investor B                                                      $1,000               $1,014.93              $ 9.94
------------------------------------------------------------------------------------------------------------------------
Investor C                                                      $1,000               $1,015.23              $ 9.64
------------------------------------------------------------------------------------------------------------------------
Class R                                                         $1,000               $1,017.81              $ 7.05
------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.89% for Institutional, 1.28% for Service, 1.08% for Investor A, 1.99% for Investor B, 1.93% for Investor C and 1.41% for Class
      R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       13

Statements of Assets and Liabilities      BlackRock Large Cap Series Funds, Inc.

                                                                          BlackRock           BlackRock          BlackRock
                                                                            Large               Large              Large
                                                                          Cap Core           Cap Growth          Cap Value
As of April 30, 2007 (Unaudited)                                            Fund                Fund               Fund
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
           Investment in Master Large Cap Core Portfolio, Master
             Large Cap Growth Portfolio and Master Large Cap Value
             Portfolio (the "Portfolios"), respectively* .........    $ 4,200,837,563     $   959,051,991     $ 4,804,961,007
           Investment in Master S&P 500 Index Series (the
             "Series")**@ ........................................         17,527,088                  --                  --
           Prepaid expenses and other assets .....................            114,512              12,990              38,964
                                                                      -------------------------------------------------------
           Total assets ..........................................      4,218,479,163         959,064,981       4,804,999,971
                                                                      -------------------------------------------------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
           Payables:
               Distributor .......................................          1,749,081             359,845           1,533,089
               Administrator .....................................            796,404             198,627             955,927
               Other affiliates ..................................             29,071              22,826             151,791
           Accrued expenses and other liabilities ................                 --              97,420              46,353
                                                                      -------------------------------------------------------
           Total liabilities .....................................          2,574,556             678,718           2,687,160
                                                                      -------------------------------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
           Net assets ............................................    $ 4,215,904,607     $   958,386,263     $ 4,802,312,811
                                                                      =======================================================
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
           Undistributed (accumulated) investment income
             (loss) -- net .......................................    $    (2,451,743)    $    (2,464,613)    $     4,336,644
           Undistributed (accumulated) realized capital gains
             (losses) allocated from the Portfolios -- net .......        106,451,550         (29,237,758)         93,433,999
           Unrealized appreciation -- net ........................        781,701,057         166,166,509         875,376,476
                                                                      -------------------------------------------------------
           Total accumulated earnings -- net .....................        885,700,864         134,464,138         973,147,119
           Institutional Shares of Common Stock, $.10 par value+ .          6,777,539           2,335,006           6,259,740
           Service Shares of Common Stock, $.10 par value++ ......                 --              50,896             136,201
           Investor A Shares of Common Stock, $.10 par value+++ ..          8,596,542           2,305,008          10,255,408
           Investor B Shares of Common Stock, $.10 par value++++ .          2,778,872           1,030,076           1,636,031
           Investor C Shares of Common Stock, $.10 par value+++++           9,687,564           2,120,543           4,831,327
           Class R Shares of Common Stock, $.10 par value++++++ ..            904,184             648,921             848,971
           Paid-in capital in excess of par ......................      3,301,459,042         815,431,675       3,805,198,014
                                                                      -------------------------------------------------------
           Net Assets ............................................    $ 4,215,904,607     $   958,386,263     $ 4,802,312,811
                                                                      =======================================================


14       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Statements of Assets and Liabilities (concluded)
                                          BlackRock Large Cap Series Funds, Inc.

                                                                          BlackRock          BlackRock           BlackRock
                                                                            Large              Large               Large
                                                                          Cap Core          Cap Growth           Cap Value
As of April 30, 2007 (Unaudited)                                            Fund               Fund                 Fund
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
   Institutional:
       Net assets ................................................    $ 1,032,924,408     $   273,425,145     $ 1,290,333,007
                                                                      =======================================================
       Shares outstanding ........................................         67,775,389          23,350,056          62,597,399
                                                                      =======================================================
       Net asset value ...........................................    $         15.24     $         11.71     $         20.61
                                                                      =======================================================
   Service:
       Net assets ................................................                 --     $     5,948,743     $    28,027,048
                                                                      =======================================================
       Shares outstanding ........................................                 --             508,964           1,362,013
                                                                      =======================================================
       Net asset value ...........................................                 --     $         11.69     $         20.58
                                                                      =======================================================
   Investor A:
       Net assets ................................................    $ 1,287,004,796     $   264,780,343     $ 2,076,841,265
                                                                      =======================================================
       Shares outstanding ........................................         85,965,424          23,050,083         102,554,082
                                                                      =======================================================
       Net asset value ...........................................    $         14.97     $         11.49     $         20.25
                                                                      =======================================================
   Investor B:
       Net assets ................................................    $   394,133,909     $   111,777,444     $   314,268,513
                                                                      =======================================================
       Shares outstanding ........................................         27,788,718          10,300,764          16,360,312
                                                                      =======================================================
       Net asset value ...........................................    $         14.18     $         10.85     $         19.21
                                                                      =======================================================
   Investor C:
       Net assets ................................................    $ 1,370,658,946     $   229,969,236     $   925,873,765
                                                                      =======================================================
       Shares outstanding ........................................         96,875,636          21,205,429          48,313,274
                                                                      =======================================================
       Net asset value ...........................................    $         14.15     $         10.84     $         19.16
                                                                      =======================================================
   Class R:
       Net assets ................................................    $   131,182,548     $    72,485,352     $   166,969,213
                                                                      =======================================================
       Shares outstanding ........................................          9,041,841           6,489,205           8,489,706
                                                                      =======================================================
       Net asset value ...........................................    $         14.51     $         11.17     $         19.67
                                                                      =======================================================
     * Identified cost of the Portfolios .........................    $ 3,431,251,996     $   792,885,482     $ 3,929,584,531
                                                                      =======================================================

    ** The cost and unrealized appreciation (depreciation) of investments, with respect to BlackRock Large Cap Core Fund, as of April 30, 2007, as computed for federal income tax purposes, was as follows:

       Aggregate cost ............................................    $     8,195,721
                                                                      ===============
       Gross unrealized appreciation .............................    $     9,331,367
                                                                      ===============
       Gross unrealized depreciation .............................                 --
                                                                      ===============
       Net unrealized appreciation ...............................    $     9,331,367
                                                                      ===============
     + Authorized shares -- Institutional ........................        400,000,000         100,000,000         100,000,000
                                                                      =======================================================
    ++ Authorized shares -- Service ..............................                 --          50,000,000          50,000,000
                                                                      =======================================================
   +++ Authorized shares -- Investor A ...........................        300,000,000         100,000,000         100,000,000
                                                                      =======================================================
  ++++ Authorized shares -- Investor B ...........................        200,000,000         200,000,000         200,000,000
                                                                      =======================================================
 +++++ Authorized shares -- Investor C ...........................        400,000,000         100,000,000         100,000,000
                                                                      =======================================================
++++++ Authorized shares -- Class R ..............................        200,000,000         200,000,000         200,000,000
                                                                      =======================================================

@ Investments in companies considered to be an affiliate of BlackRock Large Cap Core Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      Master S&P 500 Index Series                        --                --
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       15

Statements of Operations                  BlackRock Large Cap Series Funds, Inc.

                                                                           BlackRock           BlackRock          BlackRock
                                                                             Large               Large              Large
                                                                           Cap Core           Cap Growth          Cap Value
For the Six Months Ended April 30, 2007 (Unaudited)                          Fund                Fund               Fund
=============================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
           Net investment income allocated from the Portfolios:
               Dividends .........................................    $    24,176,383     $     3,738,515     $    33,231,058
               Securities lending -- net .........................            410,784              61,261             297,296
               Interest from affiliates ..........................             40,864              60,194             262,002
               Expenses ..........................................         (9,498,627)         (2,367,858)        (10,678,257)
                                                                      -------------------------------------------------------
           Total income ..........................................         15,129,404           1,492,112          23,112,099
                                                                      -------------------------------------------------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
           Service and distribution fees -- Investor C ...........          6,266,960           1,022,667           4,149,297
           Administration fees ...................................          4,873,560           1,072,038           5,236,537
           Service and distribution fees -- Investor B ...........          2,085,668             542,546           1,547,844
           Service fees -- Investor A ............................          1,440,329             302,617           2,261,118
           Transfer agent fees -- Investor C .....................            759,031             198,990             621,176
           Transfer agent fees -- Investor A .....................            606,485             197,761             544,814
           Transfer agent fees -- Institutional ..................            464,542             143,170             636,732
           Service and distribution fees -- Class R ..............            295,940             154,359             352,879
           Transfer agent fees -- Investor B .....................            263,512             139,890             320,174
           Printing and shareholder reports ......................            216,402              37,759             127,554
           Registration fees .....................................            133,525              42,779              83,436
           Transfer agent fees -- Class R ........................             69,679               4,333              97,403
           Transfer agent fees -- Service ........................                 --              67,191              32,763
           Professional fees .....................................             42,148              12,538              18,033
           Service fees -- Service ...............................                 --               6,305              31,685
           Custodian fees ........................................              1,814               1,167               4,538
           Accounting services ...................................                 81                  --                  --
           Other .................................................             15,928              10,615               9,265
                                                                      -------------------------------------------------------
           Total expenses ........................................         17,535,604           3,956,725          16,075,248
                                                                      -------------------------------------------------------
           Investment income (loss) -- net .......................         (2,406,200)         (2,464,613)          7,036,851
                                                                      -------------------------------------------------------
=============================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------
           Realized gain allocated from the Portfolios -- net ....         192,078,371         24,600,282         104,293,559
           Change in unrealized appreciation on:
               Allocations from the Portfolios ...................         157,718,351         63,205,986         309,761,905
               Allocations from the Series .......................           1,388,545                 --                  --
                                                                      -------------------------------------------------------
           Total change in unrealized appreciation -- net ........         159,106,896         63,205,986         309,761,905
                                                                      -------------------------------------------------------
           Total realized and unrealized gain -- net .............         351,185,267         87,806,268         414,055,464
                                                                      -------------------------------------------------------
           Net Increase in Net Assets Resulting from Operations ..    $    348,779,067     $   85,341,655     $   421,092,315
                                                                      =======================================================

      See Notes to Financial Statements.


16       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Statements of Changes in Net Assets                BlackRock Large Cap Core Fund

                                                                                         For the Six
                                                                                        Months Ended          For the
                                                                                          April 30,          Year Ended
                                                                                            2007             October 31,
Increase (Decrease) in Net Assets:                                                       (Unaudited)            2006
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
           Investment loss -- net ................................................    $    (2,406,200)    $   (11,265,929)
           Realized gain -- net ..................................................        192,078,371         179,091,130
           Change in unrealized appreciation -- net ..............................        159,106,896         276,027,847
                                                                                      -----------------------------------
           Net increase in net assets resulting from operations ..................        348,779,067         443,853,048
                                                                                      -----------------------------------
=========================================================================================================================
Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
           Realized gain -- net:
               Institutional .....................................................        (18,426,334)        (57,857,569)
               Investor A ........................................................        (22,174,282)        (62,093,983)
               Investor B ........................................................         (8,772,225)        (35,312,162)
               Investor C ........................................................        (25,429,371)        (70,619,981)
               Class R ...........................................................         (2,318,352)         (5,587,829)
                                                                                      -----------------------------------
           Net decrease in net assets resulting from distributions to shareholders        (77,120,564)       (231,471,524)
                                                                                      -----------------------------------
=========================================================================================================================
Capital Share Transactions
-------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets derived from capital share transactions ....        241,208,581       1,029,911,537
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
           Total increase in net assets ..........................................        512,867,084       1,242,293,061
           Beginning of period ...................................................      3,703,037,523       2,460,744,462
                                                                                      -----------------------------------
           End of period* ........................................................    $ 4,215,904,607     $ 3,703,037,523
                                                                                      ===================================
             * Accumulated investment loss -- net ................................    $    (2,451,743)    $       (45,543)
                                                                                      ===================================

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       17

Statements of Changes In Net Assets              BlackRock Large Cap Growth Fund

                                                                                         For the Six
                                                                                        Months Ended          For the
                                                                                          April 30,          Year Ended
                                                                                            2007             October 31,
Increase (Decrease) in Net Assets:                                                       (Unaudited)            2006
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
           Investment loss -- net ................................................    $    (2,464,613)    $    (4,681,453)
           Realized gain -- net ..................................................         24,600,282          24,740,475
           Change in unrealized appreciation -- net ..............................         63,205,986          44,967,618
                                                                                      -----------------------------------
           Net increase in net assets resulting from operations ..................         85,341,655          65,026,640
                                                                                      -----------------------------------
=========================================================================================================================
Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
           Realized gain -- net:
               Institutional .....................................................           (785,321)                 --
               Service ...........................................................            (17,414)                 --
               Investor A ........................................................           (858,312)                 --
               Investor B ........................................................           (412,496)                 --
               Investor C ........................................................           (747,786)                 --
               Class R ...........................................................           (211,333)                 --
                                                                                      -----------------------------------
           Net decrease in net assets resulting from distributions to shareholders         (3,032,662)                 --
                                                                                      -----------------------------------
=========================================================================================================================
Capital Share Transactions
-------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets derived from capital share transactions ....         91,542,533         230,644,704
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
           Total increase in net assets ..........................................        173,851,526         295,671,344
           Beginning of period ...................................................        784,534,737         488,863,393
                                                                                      -----------------------------------
           End of period* ........................................................    $   958,386,263     $   784,534,737
                                                                                      ===================================
             * Accumulated investment loss -- net ................................    $    (2,464,613)                 --
                                                                                      ===================================

      See Notes to Financial Statements.


18       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Statements of Changes in Net Assets               BlackRock Large Cap Value Fund

                                                                                         For the Six
                                                                                        Months Ended          For the
                                                                                          April 30,          Year Ended
                                                                                            2007             October 31,
Increase (Decrease) in Net Assets:                                                       (Unaudited)            2006
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
           Investment income (loss) -- net .......................................    $     7,036,851     $    (3,327,782)
           Realized gain -- net ..................................................        104,293,559         116,307,468
           Change in unrealized appreciation -- net ..............................        309,761,905         272,889,139
                                                                                      -----------------------------------
           Net increase in net assets resulting from operations ..................        421,092,315         385,868,825
                                                                                      -----------------------------------
=========================================================================================================================
Dividends & Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
           Investment income -- net:
               Institutional .....................................................         (1,176,425)                 --
               Service ...........................................................            (12,439)                 --
               Investor A ........................................................         (1,464,394)                 --
               Class R ...........................................................            (46,949)                 --
           Realized gain -- net:
               Institutional .....................................................        (15,987,640)        (37,978,492)
               Service ...........................................................           (384,970)               (336)
               Investor A ........................................................        (26,904,386)        (41,836,619)
               Investor B ........................................................         (5,064,024)        (15,641,418)
               Investor C ........................................................        (12,884,055)        (31,948,254)
               Class R ...........................................................         (2,048,435)         (4,331,376)
                                                                                      -----------------------------------
           Net decrease in net assets resulting from dividends and distributions
             to shareholders .....................................................        (65,973,717)       (131,736,495)
                                                                                      -----------------------------------
=========================================================================================================================
Capital Share Transactions
-------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets derived from capital share transactions ....        596,698,107       2,061,799,094
                                                                                      -----------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
           Total increase in net assets ..........................................        951,816,705       2,315,931,424
           Beginning of period ...................................................      3,850,496,106       1,534,564,682
                                                                                      -----------------------------------
           End of period* ........................................................    $ 4,802,312,811     $ 3,850,496,106
                                                                                      ===================================
             * Undistributed investment income -- net ............................    $     4,336,644                  --
                                                                                      ===================================

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       19

Financial Highlights                               BlackRock Large Cap Core Fund

                                                                                           Institutional
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    14.20     $   13.20    $   11.28    $  10.33   $   8.31   $   9.10
                                                           -----------------------------------------------------------------------
             Investment income -- net*** ................         .03           .03          .04         .02        .01        .03
             Realized and unrealized gain (loss) -- net .        1.29          2.10         1.97         .93       2.01       (.82)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.32          2.13         2.01         .95       2.02       (.79)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.28)        (1.13)        (.09)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    15.24     $   14.20    $   13.20    $  11.28   $  10.33   $   8.31
                                                           =======================================================================
==================================================================================================================================
Total Investment Return****
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.45%+       16.91%       17.94%       9.20%     24.31%     (8.68%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............         .86%*         .89%         .91%        .93%       .98%      1.04%
                                                           =======================================================================
             Expenses ...................................         .86%*         .89%         .91%        .93%       .98%      1.04%
                                                           =======================================================================
             Investment income -- net ...................         .41%*         .19%         .31%        .17%       .06%       .33%
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $1,032,924     $ 922,301    $ 601,378    $415,647   $307,277   $214,953
                                                           =======================================================================
             Portfolio turnover of the Fund .............           0%            0%          --          --         --         --
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       36.05%        87.67%       93.95%     135.48%    138.73%    150.18%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income.
***   Based on average shares outstanding.
****  Total investment returns exclude the effect of any sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.


20       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                 BlackRock Large Cap Growth Fund

                                                                                           Institutional
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    10.63     $    9.36    $    8.36    $   7.97   $   6.44   $   7.50
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................          --+         (.02)        (.02)       (.04)      (.04)      (.05)
             Realized and unrealized gain (loss) -- net .        1.12          1.29         1.02         .43       1.57      (1.01)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.12          1.27         1.00         .39       1.53      (1.06)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.04)           --           --          --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    11.71     $   10.63    $    9.36    $   8.36   $   7.97   $   6.44
                                                           =======================================================================
==================================================================================================================================
Total Investment Return****
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........       10.55%@       13.57%       11.96%       4.89%     23.76%    (14.13%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............         .95%*        1.04%        1.08%       1.13%      1.22%      1.29%
                                                           =======================================================================
             Expenses ...................................         .95%*        1.04%        1.08%       1.13%      1.22%      1.31%
                                                           =======================================================================
             Investment loss -- net .....................        (.05%)*       (.22%)       (.20%)      (.45%)     (.57%)     (.63%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  273,425     $ 215,697    $ 128,667    $ 79,869   $ 53,163   $ 31,989
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       39.26%       116.77%      131.79%     164.94%    178.11%    177.46%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
****  Total investment returns exclude the effect of any sales charges.
+     Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       21

Financial Highlights (continued)                  BlackRock Large Cap Value Fund

                                                                                           Institutional
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    18.96     $   17.12    $   14.71    $  12.89   $  10.21   $  10.67
                                                           -----------------------------------------------------------------------
             Investment income -- net*** ................         .07           .06          .06         .07        .06        .05
             Realized and unrealized gain (loss) -- net .        1.90          2.93         3.01        1.75       2.62       (.51)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.97          2.99         3.07        1.82       2.68       (.46)
                                                           -----------------------------------------------------------------------
             Less dividends and distributions:
                 Investment income -- net ...............        (.02)           --           --          --         --         --
                 Realized gain -- net ...................        (.30)        (1.15)        (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Total dividends and distributions ..........        (.32)        (1.15)        (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    20.61     $   18.96    $   17.12    $  14.71   $  12.89   $  10.21
                                                           =======================================================================
==================================================================================================================================
Total Investment Return****
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........       10.52%+       18.06%       21.49%      14.12%     26.25%     (4.31%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............         .89%*          94%         .98%       1.01%      1.03%      1.03%
                                                           =======================================================================
             Expenses ...................................         .89%*         .94%         .98%       1.01%      1.03%      1.03%
                                                           =======================================================================
             Investment income -- net ...................         .72%*         .32%         .35%        .49%       .51%       .76%
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $1,290,333     $ 990,081    $ 446,172    $194,625   $ 92,736   $ 66,754
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       27.50%        70.86%       94.95%     127.59%    157.04%    136.92%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income.
***   Based on average shares outstanding.
****  Total investment returns exclude the effect of any sales charges.
+     Aggregate total investment return.

      See Notes to Financial Statements.


22       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

                                                                                               Service
                                                                      -----------------------------------------------------------
                                                                           BlackRock Large Cap            BlackRock Large Cap
                                                                               Growth Fund                    Value Fund
                                                                      ----------------------------   ----------------------------
                                                                        For the                        For the
                                                                      Six Months        For the      Six Months        For the
                                                                         Ended          Period          Ended          Period
                                                                       April 30,     Oct. 2, 2006+    April 30,     Oct. 2, 2006+
The following per share data and ratios have been derived                 2007        to Oct. 31,       2007         to Oct. 31,
from information provided in the financial statements.                (Unaudited)        2006        (Unaudited)        2006
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                          Net asset value, beginning of period ...    $   10.62       $   10.18       $   18.95       $   18.62
                                                                      -----------------------------------------------------------
                          Investment income (loss) -- net*** .....         (.02)           (.01)             03            (.01)
                          Realized and unrealized gain -- net ....         1.13             .45            1.91             .65
                                                                      -----------------------------------------------------------
                          Total from investment operations .......         1.11             .44            1.94             .64
                                                                      -----------------------------------------------------------
                          Less dividends and distributions:
                             Investment income -- net ............           --              --            (.01)             --
                             Realized gain -- net ................         (.04)             --            (.30)           (.31)
                                                                      -----------------------------------------------------------
                          Total dividends and distributions ......         (.04)             --            (.31)           (.31)
                                                                      -----------------------------------------------------------
                          Net asset value, end of period .........    $   11.69       $   10.62       $   20.58       $   18.95
                                                                      ===========================================================
=================================================================================================================================
Total Investment Return
---------------------------------------------------------------------------------------------------------------------------------
                          Based on net asset value per share .....        10.47%@          4.32%@         10.34%@          3.49%@
                                                                      ===========================================================
=================================================================================================================================
Ratios to Average Net Assets**
---------------------------------------------------------------------------------------------------------------------------------
                          Expenses, net of reimbursement .........         1.25%*          1.36%*          1.28%*          1.35%*
                                                                      ===========================================================
                          Expenses ...............................         1.25%*          1.36%*          1.28%*          1.35%*
                                                                      ===========================================================
                          Investment income (loss) -- net ........         (.35%)*        (1.14%)*          .35%*         (1.14%)*
                                                                      ===========================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                          Net assets, end of period (in thousands)    $   5,949       $   5,014       $  28,027       $  24,828
                                                                      ===========================================================
                          Portfolio turnover of the Portfolio ....        39.26%         116.77%          27.50%          70.86%
                                                                      ===========================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       23

Financial Highlights (continued)                   BlackRock Large Cap Core Fund

                                                                                            Investor A
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    13.97     $    13.01    $  11.15    $  10.23   $   8.25   $   9.06
                                                           -----------------------------------------------------------------------
             Investment income (loss) -- net*** .........         .01           (.01)        .01        (.01)      (.02)       .01
             Realized and unrealized gain (loss) -- net .        1.27           2.08        1.94         .93       2.00       (.82)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.28           2.07        1.95         .92       1.98       (.81)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.28)         (1.11)       (.09)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    14.97     $    13.97    $  13.01    $  11.15   $  10.23   $   8.25
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.32%@        16.61%      17.61%       8.99%     24.00%     (8.94%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.11%*         1.14%       1.16%       1.18%      1.23%      1.28%
                                                           =======================================================================
             Expenses ...................................        1.11%*         1.14%       1.16%       1.18%      1.23%      1.28%
                                                           =======================================================================
             Investment income (loss) -- net ............         .14%*         (.06%)       .05%       (.09%)     (.21%)      .10%
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $1,287,005     $1,028,585    $629,682    $392,896   $293,144   $136,552
                                                           =======================================================================
             Portfolio turnover of the Fund .............           0%             0%         --          --         --         --
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       36.05%         87.67%      93.95%     135.48%    138.73%    150.18%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


24       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                 BlackRock Large Cap Growth Fund

                                                                                            Investor A
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    10.44     $    9.22    $    8.26    $   7.89   $   6.39   $   7.47
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.02)         (.06)        (.04)       (.06)      (.05)      (.06)
             Realized and unrealized gain (loss) -- net .        1.11          1.28         1.00         .43       1.55      (1.02)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.09          1.22          .96         .37       1.50      (1.08)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.04)           --           --          --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    11.49     $   10.44    $    9.22    $   8.26   $   7.89   $   6.39
                                                           =======================================================================
==================================================================================================================================
Total Investment Return@
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........       10.46%+       13.23%       11.62%       4.69%     23.47%    (14.46%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.24%*        1.29%        1.33%       1.38%      1.46%      1.54%
                                                           =======================================================================
             Expenses ...................................        1.24%*        1.29%        1.33%       1.38%      1.46%      1.56%
                                                           =======================================================================
             Investment loss -- net .....................        (.34%)*       (.48%)       (.46%)      (.69%)     (.81%)     (.88%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  264,780     $ 218,017    $ 112,887    $ 64,539   $ 27,410   $ 15,874
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       39.26%       116.77%      131.79%     164.94%    178.11%    177.46%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       25

Financial Highlights (continued)                  BlackRock Large Cap Value Fund

                                                                                            Investor A
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    18.64     $    16.86    $  14.53    $  12.77   $  10.14   $  10.62
                                                           -----------------------------------------------------------------------
             Investment income -- net*** ................         .05            .01         .02         .03        .03        .04
             Realized and unrealized gain (loss) -- net .        1.88           2.89        2.97        1.73       2.60       (.52)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.93           2.90        2.99        1.76       2.63       (.48)
                                                           -----------------------------------------------------------------------
             Less dividends and distributions:
                 Investment income -- net ...............        (.02)            --          --          --         --         --
                 Realized gain -- net ...................        (.30)         (1.12)       (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Total dividends and distributions ..........        (.32)         (1.12)       (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    20.25     $    18.64    $  16.86    $  14.53   $  12.77   $  10.14
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........       10.45@         17.78%      21.20%      13.78%     25.94%     (4.52%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.08%*         1.19%       1.23%       1.26%      1.28%      1.28%
                                                           =======================================================================
             Expenses ...................................        1.08%*         1.19%       1.23%       1.26%      1.28%      1.28%
                                                           =======================================================================
             Investment income -- net ...................         .53%*          .05%        .10%        .21%       .24%       .49%
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $2,076,841     $1,652,442    $371,216    $161,867   $ 90,358   $ 46,020
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       27.50%         70.86%      94.95%     127.59%    157.04%    136.92%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income.
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


26       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                   BlackRock Large Cap Core Fund

                                                                                            Investor B
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    13.30     $   12.43    $   10.74    $   9.93   $   8.07   $   8.93
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.04)         (.11)        (.08)       (.09)      (.08)      (.06)
             Realized and unrealized gain (loss) -- net .        1.20          1.99         1.86         .90       1.94       (.80)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.16          1.88         1.78         .81       1.86       (.86)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.28)        (1.01)        (.09)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    14.18     $   13.30    $   12.43    $  10.74   $   9.93   $   8.07
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        8.88%@       15.72%       16.69%       8.16%     23.05%     (9.63%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.89%*        1.91%        1.93%       1.95%      2.00%      2.07%
                                                           =======================================================================
             Expenses ...................................        1.89%*        1.91%        1.93%       1.95%      2.00%      2.07%
                                                           =======================================================================
             Investment loss -- net .....................        (.59%)*       (.83%)       (.66%)      (.86%)     (.96%)     (.64%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  394,134     $ 467,145    $ 446,242    $412,162   $389,598   $329,121
                                                           =======================================================================
             Portfolio turnover of the Fund .............           0%            0%          --          --         --         --
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       36.05%        87.67%       93.95%     135.48%    138.73%    150.18%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       27

Financial Highlights (continued)                 BlackRock Large Cap Growth Fund

                                                                                            Investor B
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $     9.91     $    8.82    $    7.96    $   7.66   $   6.25   $   7.37
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.06)         (.12)        (.10)       (.12)      (.10)      (.12)
             Realized and unrealized gain (loss) -- net .        1.04          1.21          .96         .42       1.51      (1.00)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........         .98          1.09          .86         .30       1.41      (1.12)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.04)           --           --          --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    10.85     $    9.91    $    8.82    $   7.96   $   7.66   $   6.25
                                                           =======================================================================
==================================================================================================================================
Total Investment Return@
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.90%+       12.36%       10.80%       3.92%     22.56%    (15.20%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        2.09%*        2.07%        2.11%       2.16%      2.27%      2.32%
                                                           =======================================================================
             Expenses ...................................        2.09%*        2.07%        2.11%       2.16%      2.27%      2.34%
                                                           =======================================================================
             Investment loss -- net .....................       (1.18%)*      (1.25%)      (1.15%)     (1.48%)    (1.61%)    (1.66%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  111,777     $ 107,113    $  95,593    $ 93,382   $100,683   $ 83,726
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       39.26%       116.77%      131.79%     164.94%    178.11%    177.46%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.


28       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                  BlackRock Large Cap Value Fund

                                                                                            Investor B
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    17.76     $   16.12    $   14.02    $  12.41   $   9.93   $  10.48
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.03)         (.11)        (.09)       (.07)      (.05)      (.03)
             Realized and unrealized gain (loss) -- net .        1.78          2.74         2.85        1.68       2.53       (.52)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.75          2.63         2.76        1.61       2.48       (.55)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.30)         (.99)        (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    19.21     $   17.76    $   16.12    $  14.02   $  12.41   $   9.93
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.96%@       16.81%       20.29%      12.97%     24.97%     (5.25%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.99%*        1.96%        2.00%       2.02%      2.05%      2.05%
                                                           =======================================================================
             Expenses ...................................        1.99%*        1.96%        2.00%       2.02%      2.05%      2.05%
                                                           =======================================================================
             Investment loss -- net .....................        (.34%)*       (.67%)       (.60%)      (.53%)     (.50%)     (.28%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  314,269     $ 309,795    $ 261,345    $222,055   $202,190   $174,623
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       27.50%        70.86%       94.95%     127.59%    157.04%    136.92%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       29

Financial Highlights (continued)                   BlackRock Large Cap Core Fund

                                                                                            Investor C
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)        2006         2005        2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    13.26     $    12.43    $  10.73    $   9.93   $   8.07   $   8.93
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.04)          (.11)       (.09)       (.09)      (.08)      (.06)
             Realized and unrealized gain (loss) -- net .        1.21           1.97        1.88         .89       1.94       (.80)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.17           1.86        1.79         .80       1.86       (.86)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.28)         (1.03)       (.09)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    14.15     $    13.26    $  12.43    $  10.73   $   9.93   $   8.07
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        8.98%@        15.64%      16.80%       8.06%     23.05%     (9.63%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.88%*         1.91%       1.94%       1.96%      2.01%      2.07%
                                                           =======================================================================
             Expenses ...................................        1.88%*         1.91%       1.94%       1.96%      2.01%      2.07%
                                                           =======================================================================
             Investment loss -- net .....................        (.62%)*        (.84%)      (.73%)      (.86%)     (.97%)     (.66%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $1,370,659     $1,176,244    $737,063    $430,689   $250,491   $178,459
                                                           =======================================================================
             Portfolio turnover of the Fund .............           0%             0%         --          --         --         --
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       36.05%         87.67%      93.95%     135.48%    138.73%    150.18%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


30       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                 BlackRock Large Cap Growth Fund

                                                                                            Investor C
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $     9.90     $    8.81    $    7.95    $   7.65   $   6.25   $   7.36
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.06)         (.12)        (.10)       (.12)      (.10)      (.12)
             Realized and unrealized gain (loss) -- net .        1.04          1.21          .96         .42       1.50       (.99)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........         .98          1.09          .86         .30       1.40      (1.11)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.04)           --           --          --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    10.84     $    9.90    $    8.81    $   7.95   $   7.65   $   6.25
                                                           =======================================================================
==================================================================================================================================
Total Investment Return@
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.91%+       12.37%       10.82%       3.92%     22.40%    (15.08%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        2.02%*        2.06%        2.11%       2.16%      2.27%      2.33%
                                                           =======================================================================
             Expenses ...................................        2.02%*        2.06%        2.11%       2.16%      2.27%      2.35%
                                                           =======================================================================
             Investment loss -- net .....................       (1.12%)*      (1.25%)      (1.19%)     (1.48%)    (1.62%)    (1.67%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  229,969     $ 185,337    $ 125,150    $ 94,969   $ 68,337   $ 52,872
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       39.26%       116.77%      131.79%     164.94%    178.11%    177.46%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Total investment returns exclude the effects of sales charges.

      See Notes to Financial Statements.



     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       31

Financial Highlights (continued)                  BlackRock Large Cap Value Fund

                                                                                            Investor C
                                                          ------------------------------------------------------------------------
                                                           For the Six
                                                          Months Ended
                                                            April 30,                    For the Year Ended October 31,
The following per share data and ratios have been derived     2007        --------------------------------------------------------
from information provided in the financial statements.     (Unaudited)       2006         2005         2004       2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
             Net asset value, beginning of period .......  $    17.72     $   16.11    $   14.01    $  12.41   $   9.93   $  10.48
                                                           -----------------------------------------------------------------------
             Investment loss -- net*** ..................        (.03)         (.12)        (.10)       (.07)      (.05)      (.03)
             Realized and unrealized gain (loss) -- net .        1.77          2.76         2.86        1.67       2.53       (.52)
                                                           -----------------------------------------------------------------------
             Total from investment operations ...........        1.74          2.64         2.76        1.60       2.48       (.55)
                                                           -----------------------------------------------------------------------
             Less distributions from realized gain -- net        (.30)        (1.03)        (.66)         --         --         --
                                                           -----------------------------------------------------------------------
             Net asset value, end of period .............  $    19.16     $   17.72    $   16.11    $  14.01   $  12.41   $   9.93
                                                           =======================================================================
==================================================================================================================================
Total Investment Return+
----------------------------------------------------------------------------------------------------------------------------------
             Based on net asset value per share .........        9.93%@       16.89%       20.31%      12.89%     24.97%     (5.25%)
                                                           =======================================================================
==================================================================================================================================
Ratios to Average Net Assets**
----------------------------------------------------------------------------------------------------------------------------------
             Expenses, net of reimbursement .............        1.93%*        1.96%        2.00%       2.03%      2.06%      2.05%
                                                           =======================================================================
             Expenses ...................................        1.93%*        1.96%        2.00%       2.03%      2.06%      2.05%
                                                           =======================================================================
             Investment loss -- net .....................        (.32%)*       (.69%)       (.65%)      (.54%)     (.51%)     (.28%)
                                                           =======================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands) ...  $  925,874     $ 754,266    $ 409,937    $219,806   $129,456   $ 95,895
                                                           =======================================================================
             Portfolio turnover of the Portfolio ........       27.50%        70.86%       94.95%     127.59%    157.04%    136.92%
                                                           =======================================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.

      See Notes to Financial Statements.


32       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (continued)                   BlackRock Large Cap Core Fund

                                                                                            Class R
                                                               ----------------------------------------------------------------
                                                                 For the
                                                               Six Months                                        For the Period
                                                                  Ended                For the Year Ended          January 3,
                                                                April 30,                  October 31,               2003@ to
The following per share data and ratios have been derived         2007        ----------------------------------   October 31,
from information provided in the financial statements.         (Unaudited)       2006         2005        2004         2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period .......   $  13.56      $  12.68     $  10.89     $  10.02     $   8.12
                                                                ---------------------------------------------------------------
                 Investment loss -- net*** ..................       (.01)         (.04)        (.03)        (.03)        (.05)
                 Realized and unrealized gain -- net ........       1.24          2.02         1.91          .90         1.95
                                                                ---------------------------------------------------------------
                 Total from investment operations ...........       1.23          1.98         1.88          .87         1.90
                                                                ---------------------------------------------------------------
                 Less distributions from realized gain -- net       (.28)        (1.10)        (.09)          --           --
                                                                ---------------------------------------------------------------
                 Net asset value, end of period .............   $  14.51      $  13.56     $  12.68     $  10.89     $  10.02
                                                                ===============================================================
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share .........       9.23%+       16.29%       17.39%        8.68%       23.40%+
                                                                ===============================================================
===============================================================================================================================
Ratios to Average Net Assets**
-------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of reimbursement .............       1.37%*        1.39%        1.42%        1.43%        1.48%*
                                                                ===============================================================
                 Expenses ...................................       1.37%*        1.39%        1.42%        1.43%        1.48%*
                                                                ===============================================================
                 Investment loss -- net .....................       (.12%)*       (.32%)       (.28%)       (.32%)       (.44%)*
                                                                ===============================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands) ...   $131,183      $108,762     $ 46,379     $ 15,160     $    119
                                                                ===============================================================
                 Portfolio turnover of the Fund .............          0%            0%          --           --           --
                                                                ===============================================================
                 Portfolio turnover of the Portfolio ........      36.05%        87.67%       93.95%      135.48%      138.73%
                                                                ===============================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Commencement of operations.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       33

Financial Highlights (continued)                 BlackRock Large Cap Growth Fund

                                                                                            Class R
                                                               ----------------------------------------------------------------
                                                                 For the
                                                               Six Months                                        For the Period
                                                                  Ended               For the Year Ended           January 3,
                                                                April 30,                 October 31,                2003@ to
The following per share data and ratios have been derived         2007        ----------------------------------   October 31,
from information provided in the financial statements.         (Unaudited)        2006       2005         2004         2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period .......   $  10.17      $   9.00     $   8.08     $   7.74     $   6.16
                                                                ---------------------------------------------------------------
                 Investment loss -- net*** ..................       (.03)         (.07)        (.07)        (.06)        (.05)
                 Realized and unrealized gain -- net ........       1.07          1.24          .99          .40         1.63
                                                                ---------------------------------------------------------------
                 Total from investment operations ...........       1.04          1.17          .92          .34         1.58
                                                                ---------------------------------------------------------------
                 Less distributions from realized gain -- net       (.04)           --           --           --           --
                                                                ---------------------------------------------------------------
                 Net asset value, end of period .............   $  11.17      $  10.17     $   9.00     $   8.08     $   7.74
                                                                ===============================================================
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share .........      10.24%+       13.00%       11.39%        4.39%       25.65%+
                                                                ===============================================================
===============================================================================================================================
Ratios to Average Net Assets**
-------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of reimbursement .............       1.54%*        1.54%        1.58%        1.61%        1.72%*
                                                                ===============================================================
                 Expenses ...................................       1.54%*        1.54%        1.58%        1.61%        1.72%*
                                                                ===============================================================
                 Investment loss -- net .....................       (.65%)*       (.73%)       (.75%)       (.95%)       (.94%)*
                                                                ===============================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands) ...   $ 72,485      $ 53,356     $ 26,566     $ 11,304     $    290
                                                                ===============================================================
                 Portfolio turnover of the Portfolio ........      39.26%       116.77%      131.79%      164.94%      178.11%
                                                                ===============================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment loss.
***   Based on average shares outstanding.
+     Aggregate total investment return.
@     Commencement of operations.

      See Notes to Financial Statements.


34       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights (concluded)                  BlackRock Large Cap Value Fund

                                                                                            Class R
                                                               ----------------------------------------------------------------
                                                                 For the
                                                               Six Months                                        For the Period
                                                                  Ended               For the Year Ended           January 3,
                                                                April 30,                 October 31,               2003@@ to
The following per share data and ratios have been derived         2007        ----------------------------------   October 31,
from information provided in the financial statements.         (Unaudited)      2006         2005         2004         2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period .......   $  18.13      $  16.46     $  14.23     $  12.54     $  10.12
                                                                ---------------------------------------------------------------
                 Investment income (loss) -- net*** .........        .02          (.03)        (.03)         --+          .01
                 Realized and unrealized gain -- net ........       1.83          2.80         2.92         1.69         2.41
                                                                ---------------------------------------------------------------
                 Total from investment operations ...........       1.85          2.77         2.89         1.69         2.42
                                                                ---------------------------------------------------------------
                 Less dividends and distributions:
                    Investment income -- net ................       (.01)           --           --           --           --
                    Realized gain -- net ....................       (.30)        (1.10)        (.66)          --           --
                                                                ---------------------------------------------------------------
                 Total dividends and distributions ..........       (.31)        (1.10)        (.66)          --           --
                                                                ---------------------------------------------------------------
                 Net asset value, end of period .............   $  19.67      $  18.13     $  16.46     $  14.23     $  12.54
                                                                ===============================================================
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share .........      10.30%@       17.41%       20.93%       13.48%       23.91%@
                                                                ===============================================================
===============================================================================================================================
Ratios to Average Net Assets**
-------------------------------------------------------------------------------------------------------------------------------
                 Expenses, net of reimbursement .............       1.41%*        1.45%        1.48%        1.53%        1.53%*
                                                                ===============================================================
                 Expenses ...................................       1.41%*        1.45%        1.48%        1.53%        1.53%*
                                                                ===============================================================
                 Investment income (loss) -- net ............        .17%*        (.19%)       (.19%)       (.03%)        .01%*
                                                                ===============================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands) ...   $166,969      $119,085     $ 45,894     $ 11,362     $     12
                                                                ===============================================================
                 Portfolio turnover of the Portfolio ........      27.50%        70.86%       94.95%      127.59%      157.04%
                                                                ===============================================================

*     Annualized.
** Includes the Fund's share of the Portfolio's allocated expenses and/or investment income (loss).
***   Based on average shares outstanding.
+     Amount is less than $(.01) per share.
@     Aggregate total investment return.
@@    Commencement of operations.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       35

Notes to Financial Statements (Unaudited)
                                          BlackRock Large Cap Series Funds, Inc.

1. Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (the "Funds" or individually as the "Fund"), constituting BlackRock Large Cap Series Funds, Inc., are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. Each Fund seeks to achieve its investment objective by investing all, or a portion of, their assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio"), respectively, constituting Master Large Cap Series Trust (the "Trust"), which have the same investment objective and strategies as the corresponding Funds. The value of the Funds' investment in the Portfolios reflects the Funds' proportionate interest in the net assets of the Portfolios. The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. On April 30, 2007, the percentage of Master S&P 500 Index Series (the "Series") owned by BlackRock Large Cap Core Fund was 0.4% and the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 96.0%, 95.8% and 98.4%, respectively. The Funds offer multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments -- Each Fund records its investment at fair value. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- Each Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

(c) Income taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in each Portfolio are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each Fund's financial statements, if any, is currently being assessed.


36       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

                                          BlackRock Large Cap Series Funds, Inc.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on each Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on each Fund's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with BlackRock Advisors, LLC ("BlackRock"), an indirect, wholly owned subsidiary of BlackRock, Inc. Each Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Prior to September 29, 2006, Fund Asset Management, L.P. acted as each Fund's administrator and was compensated at the same fee rate. Each Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay each Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee            Fee
--------------------------------------------------------------------------------
Service ........................................         .25%             --
Investor A .....................................         .25%             --
Investor B .....................................         .25%            .75%
Investor C .....................................         .25%            .75%
Class R ........................................         .25%            .25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co., Inc. and an affiliate of each Distributor, provide shareholder servicing and distribution services to the Funds. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Service, Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended April 30, 2007, FAMD and BDI earned underwriting discounts and MLPF&S was paid dealer concessions on sales of the Funds' Institutional and Investor A Shares as follows:

--------------------------------------------------------------------------------
                                          FAMD           MLPF&S           BDI
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund
    Investor A .................      $   80,136      $1,002,122      $      916
--------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund
    Investor A .................      $    9,968      $  120,135      $    2,875
--------------------------------------------------------------------------------
BlackRock Large Cap Value Fund
    Investor A .................      $   32,043      $  403,011      $   16,051
--------------------------------------------------------------------------------

For the six months ended April 30, 2007, the Distributors paid MLPF&S contingent deferred sales charges relating to transactions in Investor B and Investor C Shares as follows:

--------------------------------------------------------------------------------
                                                        Investor B    Investor C
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund .....................      $124,254      $ 76,603
BlackRock Large Cap Growth Fund ...................      $ 28,238      $  9,849
BlackRock Large Cap Value Fund ....................      $ 54,806      $ 59,751
--------------------------------------------------------------------------------


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       37

                                          BlackRock Large Cap Series Funds, Inc.

In addition, the Distributors paid MLPF&S contingent deferred sales charges relating to transactions subject to front-end sales charge waivers for Investor A Shares as follows:

--------------------------------------------------------------------------------
                                                                      Investor A
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund ....................................      $4,163
BlackRock Large Cap Growth Fund ..................................      $  176
BlackRock Large Cap Value Fund ...................................      $  900
--------------------------------------------------------------------------------

Furthermore, the Distributors paid BDI contingent deferred sales charges relating to transactions in Investor B and Investor C Shares as follows:

--------------------------------------------------------------------------------
                                                        Investor B    Investor C
--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund .......................      $179          $169
BlackRock Large Cap Growth Fund .....................      $907          $115
BlackRock Large Cap Value Fund ......................      $978          $ 24
--------------------------------------------------------------------------------

The Manager maintains a call center, which is responsible for providing certain shareholder services to each Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2007, the following amounts have been accrued by each Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
BlackRock Large Cap Core Fund                                   Call Center Fees
--------------------------------------------------------------------------------
Institutional ................................................      $ 3,633
Investor A ...................................................      $ 9,317
Investor B ...................................................      $ 6,447
Investor C ...................................................      $11,041
Class R ......................................................      $   778
--------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund
--------------------------------------------------------------------------------
Institutional ................................................      $ 1,111
Service ......................................................      $   386
Investor A ...................................................      $ 3,453
Investor B ...................................................      $ 2,393
Investor C ...................................................      $ 2,211
Class R ......................................................      $   365
--------------------------------------------------------------------------------
BlackRock Large Cap Value Fund
--------------------------------------------------------------------------------
Institutional ................................................      $13,833
Service ......................................................      $ 2,302
Investor A ...................................................      $43,102
Investor B ...................................................      $10,021
Investor C ...................................................      $ 5,777
Class R ......................................................      $   840
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of BlackRock, is each Fund's transfer agent.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

With respect to BlackRock Large Cap Core Fund, there were no purchases or sales of investment in the Series for the six months ended April 30, 2007.

4. Capital Share Transactions:

BlackRock Large Cap Core Fund

Net increase in net assets derived from capital share transactions was $241,208,581 and $1,029,911,537 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
BlackRock Large Cap Core Fund
Institutional Shares for the Six                                       Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          9,061,281       $ 132,162,618
Shares issued to shareholders in
  reinvestment of distributions ........          1,053,027          15,047,596
                                              ---------------------------------
Total issued ...........................         10,114,308         147,210,214
Shares redeemed ........................         (7,308,805)       (105,903,139)
                                              ---------------------------------
Net increase ...........................          2,805,503       $  41,307,075
                                              =================================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         26,968,302       $ 371,823,883
Shares issued resulting
  from reorganization ..................          1,384,811          18,375,947
Shares issued resulting from
  reinvestment of distributions ........          3,426,399          45,621,028
                                              ---------------------------------
Total issued ...........................         31,779,512         435,820,858
Shares redeemed ........................        (12,354,857)       (169,730,505)
                                              ---------------------------------
Net increase ...........................         19,424,655       $ 266,090,353
                                              =================================

-------------------------------------------------------------------------------
Investor A Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         18,097,528       $ 258,291,164
Shares issued to shareholders in
  reinvestment of distributions ........          1,389,359          19,520,763
                                              ---------------------------------
Total issued ...........................         19,486,884         277,811,927
Shares redeemed ........................         (7,162,040)       (102,741,468)
                                              ---------------------------------
Net increase ...........................         12,324,844       $ 175,070,459
                                              =================================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         30,806,771       $ 417,178,270
Shares issued resulting
  from reorganization ..................            840,871          10,983,495
Automatic conversion of shares .........          2,008,639          27,051,237
Shares issued to shareholders in
  reinvestment of distributions ........          4,384,870          57,558,522
                                              ---------------------------------
Total issued ...........................         38,041,151         512,771,524
Shares redeemed ........................        (12,782,750)       (172,781,856)
                                              ---------------------------------
Net increase ...........................         25,258,401       $ 339,989,668
                                              =================================


38       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

                                          BlackRock Large Cap Series Funds, Inc.

-------------------------------------------------------------------------------
BlackRock Large Cap Core Fund (continued)
-------------------------------------------------------------------------------
Investor B Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,001,346       $  27,207,745
Shares issued to shareholders in
  reinvestment of distributions ........            589,021           7,857,142
                                              ---------------------------------
Total issued ...........................          2,590,367          35,064,887
Shares redeemed ........................         (9,932,551)       (134,832,732)
                                              ---------------------------------
Net decrease ...........................         (7,342,184)      $ (99,767,845)
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2006                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          5,931,881       $  76,856,340
Shares issued resulting
  from reorganization ..................          1,421,696          17,703,160
Shares issued to shareholders in
  reinvestment of distributions ........          2,469,644          31,026,897
                                              ---------------------------------
Total issued ...........................          9,823,221         125,586,397
                                              ---------------------------------
Automatic conversion of shares .........         (2,100,430)        (27,051,237)
Shares redeemed ........................         (8,481,854)       (109,620,287)
                                              ---------------------------------
Total redeemed .........................        (10,582,284)       (136,671,524)
                                              ---------------------------------
Net decrease ...........................           (759,063)      $ (11,085,127)
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         13,788,047       $ 186,826,795
Shares issued to shareholders in
  reinvestment of distributions ........          1,781,719          23,732,239
                                              ---------------------------------
Total issued ...........................         15,569,766         210,559,034
Shares redeemed ........................         (7,370,233)        (99,960,921)
                                              ---------------------------------
Net increase ...........................          8,199,533       $ 110,598,113
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         34,794,418       $ 449,644,683
Shares issued resulting
  from reorganization ..................          1,340,290          16,648,081
Shares issued to shareholders in
  reinvestment of distributions ........          5,198,202          65,153,921
                                              ---------------------------------
Total issued ...........................         41,332,910         531,446,685
Shares redeemed ........................        (11,945,575)       (153,906,063)
                                              ---------------------------------
Net increase ...........................         29,387,335       $ 377,540,622
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six                                             Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,388,917       $  32,925,996
Shares issued to shareholders in
  reinvestment of distributions ........            169,798           2,314,202
                                              ---------------------------------
Total issued ...........................          2,558,715          35,240,198
Shares redeemed ........................         (1,536,738)        (21,239,419)
                                              ---------------------------------
Net increase ...........................          1,021,977       $  14,000,779
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,430,000       $  84,582,630
Shares issued resulting from
  reorganization .......................                175               2,220
Shares issued to shareholders in
of distributions .......................            436,970           5,582,992
                                              ---------------------------------
Total issued ...........................          6,867,145          90,167,842
Shares redeemed ........................         (2,503,760)        (32,791,821)
                                              ---------------------------------
Net increase ...........................          4,363,385       $  57,376,021
                                              =================================

BlackRock Large Cap Growth Fund

Net increase in net assets derived from capital share trans actions was $91,542,533 and $230,644,704 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund
-------------------------------------------------------------------------------
Institutional Shares for the Six                                       Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,031,432       $  77,796,834
Shares issued to shareholders in
  reinvestment of distributions ........             62,923             683,337
                                              ---------------------------------
Total issued ...........................          7,094,355          78,480,171
Shares redeemed ........................         (4,043,082)        (44,138,866)
                                              ---------------------------------
Net increase ...........................          3,051,273       $  34,341,305
                                              =================================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         11,925,860       $ 124,059,637
Shares issued resulting from
  reorganization .......................          1,465,913          15,537,208
                                              ---------------------------------
Total issued ...........................         13,391,773         139,596,845
Shares redeemed ........................         (6,839,045)        (69,050,639)
                                              ---------------------------------
Net increase ...........................          6,552,728       $  70,546,206
                                              =================================

-------------------------------------------------------------------------------
Service Shares for the Six                                             Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            145,027       $   1,613,911
Shares issued to shareholders in
  reinvestment of distributions ........              1,438              15,600
                                              ---------------------------------
Total issued ...........................            146,465           1,629,511
Shares redeemed ........................           (109,541)         (1,188,007)
                                              ---------------------------------
Net increase ...........................             36,924       $     441,504
                                              =================================


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       39

                                          BlackRock Large Cap Series Funds, Inc.

-------------------------------------------------------------------------------
BlackRock Large Cap Growth Fund (continued)
-------------------------------------------------------------------------------
Service Shares for the Period
October 2, 2006+ to                                                    Dollar
October 31, 2006                                   Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................              4,352       $      45,215
Shares issued resulting from
  reorganization .......................            478,968           5,075,631
                                              ---------------------------------
Total issued ...........................            483,320           5,120,846
Shares redeemed ........................            (11,280)           (119,891)
                                              ---------------------------------
Net increase ...........................            472,040       $   5,000,955
                                              =================================

+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          6,193,546       $  67,103,264
Shares issued to shareholders in
  reinvestment of distributions ........             74,875             798,915
                                              ---------------------------------
Total issued ...........................          6,268,421          67,902,179
Shares redeemed ........................         (4,101,583)        (44,485,890)
                                              ---------------------------------
Net increase ...........................          2,166,838       $  23,416,289
                                              =================================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          9,836,838       $  99,767,111
Shares issued resulting from
  reorganization .......................          1,545,391          16,095,245
Automatic conversion of shares .........          1,109,567          11,105,497
                                              ---------------------------------
Total issued ...........................         12,491,796         126,967,853
Shares redeemed ........................         (3,852,495)        (38,671,848)
                                              ---------------------------------
Net increase ...........................          8,639,301       $  88,296,005
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,570,106       $  16,169,888
Shares issued to shareholders in
  reinvestment of distributions ........             37,261             376,698
                                              ---------------------------------
Total issued ...........................          1,607,367          16,546,586
Shares redeemed ........................         (2,120,279)        (21,847,951)
                                              ---------------------------------
Net decrease ...........................           (512,912)      $  (5,301,365)
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,316,837       $  32,021,170
Shares issued resulting from
  reorganization .......................            831,350           8,218,730
                                              ---------------------------------
Total issued ...........................          4,148,187          40,239,900
                                              ---------------------------------
Automatic conversion of shares .........         (1,164,369)        (11,105,497)
Shares redeemed ........................         (3,013,347)        (28,784,814)
                                              ---------------------------------
Total redeemed .........................         (4,177,716)        (39,890,311)
                                              ---------------------------------
Net increase (decrease) ................            (29,529)      $     349,589
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          4,620,383       $  47,681,823
Shares issued to shareholders in
  reinvestment of distributions ........             69,949             706,480
                                              ---------------------------------
Total issued ...........................          4,690,332          48,388,303
Shares redeemed ........................         (2,212,898)        (22,861,903)
                                              ---------------------------------
Net increase ...........................          2,477,434       $  25,526,400
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          7,848,897       $  75,488,161
Shares issued resulting
  from reorganization ..................            253,461           2,503,179
                                              ---------------------------------
Total issued ...........................          8,102,358          77,991,340
Shares redeemed ........................         (3,584,176)        (34,288,057)
                                              ---------------------------------
Net increase ...........................          4,518,182       $  43,703,283
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Six                                             Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,248,624       $  23,745,757
Shares issued to shareholders in
  reinvestment of distributions ........             20,340             211,332
                                              ---------------------------------
Total issued ...........................          2,268,964          23,957,089
Shares redeemed ........................         (1,027,120)        (10,838,689)
                                              ---------------------------------
Net increase ...........................          1,241,844       $  13,118,400
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          3,772,105       $  37,223,992
Shares redeemed ........................         (1,475,670)        (14,475,326)
                                              ---------------------------------
Net increase ...........................          2,296,435       $  22,748,666
                                              =================================

BlackRock Large Cap Value Fund

Net increase in net assets derived from capital share transactions was $596,698,107 and $2,061,799,094 for the six months ended April 30, 2007 and the year ended October 31, 2006, respectively.


40       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

                                          BlackRock Large Cap Series Funds, Inc.

Transcations in capital shares for each class were as follows:

-------------------------------------------------------------------------------
BlackRock Large Cap Value Fund
-------------------------------------------------------------------------------
Institutional Shares for the Six                                       Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         19,675,163       $ 384,220,442
Shares issued to shareholders
  in reinvestment of dividends
and distributions ......................          1,401,216          26,402,672
                                              ---------------------------------
Total issued ...........................         21,076,379         410,623,114
Shares redeemed ........................        (10,705,235)       (207,227,217)
                                              ---------------------------------
Net increase ...........................         10,371,144       $ 203,395,897
                                              =================================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         33,588,560       $ 609,452,743
Shares issued resulting from
  reorganization .......................          5,326,567         100,150,108
Shares issued to shareholders in
  reinvestment of distributions ........          1,393,347          24,275,076
                                              ---------------------------------
Total issued ...........................         40,308,474         733,877,927
Shares redeemed ........................        (14,144,837)       (258,308,351)
                                              ---------------------------------
Net increase ...........................         26,163,637       $ 475,569,576
                                              =================================

-------------------------------------------------------------------------------
Service Shares for the Six                                             Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            207,183       $   4,063,325
Shares issued to shareholders
  in reinvestment of dividends
and distributions ......................             19,010             363,282
                                              ---------------------------------
Total issued ...........................            226,193           4,426,607
Shares redeemed ........................           (174,343)         (3,379,821)
                                              ---------------------------------
Net increase ...........................             51,850       $   1,046,786
                                              =================================

-------------------------------------------------------------------------------
Service Shares for the Period
October 2, 2006+ to                                                    Dollar
October 31, 2006                                   Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................              4,292       $      79,918
Shares issued resulting from
  reorganization .......................          1,323,427          24,877,778
                                              ---------------------------------
Total issued ...........................          1,327,719          24,957,696
Shares redeemed ........................            (17,556)           (333,427)
                                              ---------------------------------
Net increase ...........................          1,310,163       $  24,624,269
                                              =================================

+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         21,959,010       $ 426,634,083
Shares issued to shareholders
  in reinvestment of dividends
and distributions ......................          1,792,473          33,458,687
                                              ---------------------------------
Total issued ...........................         23,751,483         460,092,770
Shares redeemed ........................         (9,836,518)       (188,243,512)
                                              ---------------------------------
Net increase ...........................         13,914,965       $ 271,849,258
                                              =================================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         63,546,739      $1,124,469,647
Shares issued resulting from
  reorganization .......................          9,040,105         167,160,591
Automatic conversion of shares .........          1,328,996          23,420,477
Shares issued to shareholders in
  reinvestment of distributions ........          1,729,174          30,341,226
                                              ---------------------------------
Total issued ...........................         75,645,014       1,345,391,941
Shares redeemed ........................         (9,018,321)       (161,753,348)
                                              ---------------------------------
Net increase ...........................         66,626,693      $1,183,638,593
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          1,321,385       $  24,398,255
Shares issued to shareholders in
  reinvestment of distributions ........            499,665           8,806,469
                                              ---------------------------------
Total issued ...........................          1,821,050          33,204,724
Shares redeemed ........................         (2,902,332)        (52,956,131)
                                              ---------------------------------
Net decrease ...........................         (1,081,280)      $ (19,751,407)
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          4,117,800       $  70,080,431
Shares issued resulting from
  reorganization .......................          2,302,755          40,586,052
Shares issued to shareholders in
  reinvestment of distributions ........            614,319          10,065,944
                                              ---------------------------------
Total issued ...........................          7,034,874         120,732,427
                                              ---------------------------------
Automatic conversion of shares .........         (1,388,752)        (23,420,477)
Shares redeemed ........................         (4,421,507)        (75,511,208)
                                              ---------------------------------
Total redeemed .........................         (5,810,259)        (98,931,685)
                                              ---------------------------------
Net increase ...........................          1,224,615       $  21,800,742
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Six                                          Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          8,420,219       $ 154,226,035
Shares issued to shareholders in
  reinvestment of distributions ........          1,353,409          23,781,315
                                              ---------------------------------
Total issued ...........................          9,773,628         178,007,350
Shares redeemed ........................         (4,036,716)        (73,662,419)
                                              ---------------------------------
Net increase ...........................          5,736,912       $ 104,344,931
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                         Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         21,100,602       $ 358,619,070
Shares issued resulting from
  reorganization .......................            629,971          11,074,264
Shares issued to shareholders in
  reinvestment of distributions ........          1,122,091          18,345,447
                                              ---------------------------------
Total issued ...........................         22,852,664         388,038,781
Shares redeemed ........................         (5,721,171)        (97,483,736)
                                              ---------------------------------
Net increase ...........................         17,131,493       $ 290,555,045
                                              =================================


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       41

Notes to Financial Statements (concluded)
                                          BlackRock Large Cap Series Funds, Inc.

-------------------------------------------------------------------------------
BlackRock Large Cap Value Fund (concluded)
-------------------------------------------------------------------------------
Class R Shares for the Six                                             Dollar
Months Ended April 30, 2007                        Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          2,760,366       $  51,610,350
Shares issued to shareholders
  in reinvestment of dividends
and distributions ......................            219,465           3,950,056
                                              ---------------------------------
Total issued ...........................          2,979,831          55,560,406
Shares redeemed ........................         (1,057,131)        (19,747,764)
                                              ---------------------------------
Net increase ...........................          1,922,700       $  35,812,642
                                              =================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended October 31, 2006                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................          5,076,346       $  88,344,587
Shares issued to shareholders in
  reinvestment of distributions ........            148,464           2,474,052
                                              ---------------------------------
Total issued ...........................          5,224,810          90,818,639
Shares redeemed ........................         (1,446,630)        (25,207,770)
                                              ---------------------------------
Net increase ...........................          3,778,180       $  65,610,869
                                              =================================

5. Capital Loss Carryforward:

BlackRock Large Cap Core Fund

On October 31, 2006, the Fund had a net capital loss carryforward of $70,935,568, of which $27,053,742 expires in 2008, $26,081,669 expires in 2009,
$14,800,383 expires in 2010 and $2,999,774 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

BlackRock Large Cap Growth Fund

On October 31, 2006, the Fund had a net capital loss carryforward of $51,746,631, of which $2,612,498 expires in 2007, $16,739,229 expires in 2008,
$6,082,996 expires in 2009 and $26,311,908 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

BlackRock Large Cap Value Fund

On October 31, 2006, the Fund had a net capital loss carryforward of $67,982, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


42       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Portfolio Information as of April 30, 2007         Master Large Cap Series Trust

Sector Representation

                                                                      Percent of
Master Large Cap Core Portfolio                                Total Investments
--------------------------------------------------------------------------------
Health Care .....................................................        17.7%
Information Technology ..........................................        16.2
Consumer Discretionary ..........................................        15.1
Financial .......................................................         9.7
Energy ..........................................................         9.0
Industrials .....................................................         8.5
Materials .......................................................         4.3
Consumer Staples ................................................         2.6
Telecommunication Services ......................................         1.5
Other* ..........................................................        15.4
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                              Total Investments
--------------------------------------------------------------------------------
Information Technology ..........................................        25.4%
Health Care .....................................................        17.4
Consumer Discretionary ..........................................        17.1
Industrials .....................................................        10.9
Materials .......................................................         6.0
Financials ......................................................         5.1
Energy ..........................................................         4.0
Consumer Staples ................................................         2.0
Other* ..........................................................        12.1
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                               Total Investments
--------------------------------------------------------------------------------
Financials ......................................................        20.8%
Energy ..........................................................        12.8
Information Technology ..........................................        11.2
Health Care .....................................................        10.0
Consumer Discretionary ..........................................         9.1
Industrials .....................................................         7.9
Materials .......................................................         4.7
Consumer Staples ................................................         4.1
Telecommunication Services ......................................         2.0
Utilities .......................................................         1.2
Other* ..........................................................        16.2
--------------------------------------------------------------------------------

*     Includes portfolio holdings in short-term investments.

      For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

Five Largest Industries

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Health Care Providers & Services ................................        11.7%
Oil, Gas & Consumable Fuels .....................................        10.6
Specialty Retail ................................................         6.6
Software ........................................................         5.7
Computer & Peripherals ..........................................         5.6
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Health Care Providers & Services ................................        10.7%
Software ........................................................         9.5
Specialty Retail ................................................         6.9
Computers & Peripherals .........................................         6.8
Multiline Retail ................................................         5.2
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .....................................        15.2%
Insurance .......................................................         9.2
Diversified Financial Services ..................................         8.8
Health Care Providers & Services ................................         7.8
Capital Markets .................................................         5.8
--------------------------------------------------------------------------------


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       43

Portfolio Information as of April 30, 2007 (concluded)
                                                   Master Large Cap Series Trust

Ten Largest Equity Holdings

                                                                      Percent of
Master Large Cap Core Portfolio                                       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ...............................................         4.0%
JPMorgan Chase & Co. ............................................         2.2
Chevron Corp. ...................................................         2.1
International Business Machines Corp. ...........................         2.1
Cisco Systems, Inc. .............................................         2.1
Hewlett-Packard Co. .............................................         1.8
Morgan Stanley ..................................................         1.6
The Goldman Sachs Group, Inc. ...................................         1.6
General Electric Co. ............................................         1.6
UnitedHealth Group, Inc. ........................................         1.5
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Growth Portfolio                                     Net Assets
--------------------------------------------------------------------------------
Cisco Systems, Inc. .............................................         3.2%
International Business Machines Corp. ...........................         3.0
Oracle Corp. ....................................................         2.0
UnitedHealth Group, Inc. ........................................         2.0
Hewlett-Packard Co. .............................................         1.9
The Goldman Sachs Group, Inc. ...................................         1.9
Microsoft Corp. .................................................         1.9
Schering-Plough Corp. ...........................................         1.6
Exxon Mobil Corp. ...............................................         1.4
Lockheed Martin Corp. ...........................................         1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Master Large Cap Value Portfolio                                      Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ...............................................         6.5%
Citigroup, Inc. .................................................         4.1
JPMorgan Chase & Co. ............................................         3.4
Chevron .........................................................         3.2
Morgan Stanley ..................................................         2.0
Merck & Co., Inc. ...............................................         1.7
Valero Energy Corp. .............................................         1.6
The Travelers Cos., Inc. ........................................         1.5
Walt Disney Co. .................................................         1.5
Marathon Oil Corp. ..............................................         1.5
--------------------------------------------------------------------------------


44       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Schedule of Investments as of April 30, 2007 (Unaudited)
                                                 Master Large Cap Core Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Consumer Discretionary -- 17.8%
         Auto Components -- 0.2%
         The Goodyear Tire & Rubber Co. (a)(c)          310,000    $ 10,310,600
         ----------------------------------------------------------------------
         Automobiles -- 1.0%
         General Motors Corp. (c)                     1,450,000      45,283,500
         ----------------------------------------------------------------------
         Diversified Consumer
         Services -- 0.5%
         ITT Educational Services, Inc. (a)             220,000      21,386,200
         ----------------------------------------------------------------------
         Leisure Equipment &
         Products -- 1.4%
         Hasbro, Inc.                                   420,000      13,276,200
         Mattel, Inc. (c)                             1,670,000      47,261,000
                                                                 --------------
                                                                     60,537,200
         ----------------------------------------------------------------------
         Media -- 3.8%
         The DIRECTV Group, Inc. (a)(c)               1,980,000      47,203,200
         Meredith Corp.                                 110,000       6,371,200
         Omnicom Group (c)                              460,000      48,166,600
         Walt Disney Co. (c)                          1,820,000      63,663,600
                                                                 --------------
                                                                    165,404,600
         ----------------------------------------------------------------------
         Multiline Retail -- 3.2%
         Dollar Tree Stores, Inc. (a)                    90,000       3,538,800
         JC Penney Co., Inc.                            490,000      38,754,100
         Kohl's Corp. (a)(c)                            680,000      50,347,200
         Nordstrom, Inc. (c)                            880,000      48,329,600
                                                                 --------------
                                                                    140,969,700
         ----------------------------------------------------------------------
         Specialty Retail -- 6.6%
         Abercrombie & Fitch Co. Class A (c)            490,000      40,013,400
         American Eagle Outfitters, Inc.              1,410,000      41,552,700
         AutoZone, Inc. (a)                             340,000      45,233,600
         OfficeMax, Inc.                                430,000      21,164,600
         RadioShack Corp.                             1,310,000      38,081,700
         Ross Stores, Inc.                            1,120,000      37,128,000
         The Sherwin-Williams Co.                       400,000      25,508,000
         TJX Cos., Inc.                               1,490,000      41,556,100
                                                                 --------------
                                                                    290,238,100
         ----------------------------------------------------------------------
         Textiles, Apparel & Luxury
         Goods -- 1.1%
         Coach, Inc. (a)(c)                             970,000      47,365,100
         ----------------------------------------------------------------------
         Total Consumer Discretionary                               781,495,000
===============================================================================
Consumer Staples -- 3.1%
         Food & Staples Retailing -- 2.3%
         The Kroger Co.                               1,740,000      51,347,400
         Safeway, Inc.                                1,360,000      49,368,000
                                                                 --------------
                                                                    100,715,400
         ----------------------------------------------------------------------
         Food Products -- 0.3%
         HJ Heinz Co.                                   330,000      15,546,300
         ----------------------------------------------------------------------
         Household Products -- 0.5%
         The Procter & Gamble Co.                       320,000      20,579,200
         ----------------------------------------------------------------------
         Total Consumer Staples                                     136,840,900
===============================================================================
Energy -- 10.6%
         Oil, Gas & Consumable
         Fuels -- 10.6%
         Chevron Corp.                                1,210,000      94,125,900
         Exxon Mobil Corp.                            2,230,000     177,017,400
         Frontier Oil Corp.                           1,250,000      44,162,500
         Holly Corp.                                    720,000      45,792,000
         Marathon Oil Corp.                             540,000      54,837,000
         Tesoro Corp.                                   390,000      47,268,000
         ----------------------------------------------------------------------
         Total Energy                                               463,202,800
===============================================================================
Financials -- 11.5%
         Capital Markets -- 3.5%
         The Goldman Sachs Group, Inc.                  320,000      69,955,200
         Lehman Brothers Holdings, Inc. (c)             170,000      12,797,600
         Morgan Stanley                                 840,000      70,568,400
                                                                 --------------
                                                                    153,321,200
         ----------------------------------------------------------------------
         Diversified Financial
         Services -- 3.9%
         Bank of America Corp.                          490,000      24,941,000
         Citigroup, Inc.                                700,000      37,534,000
         Moody's Corp. (c)                              180,000      11,901,600
         JPMorgan Chase & Co.                         1,830,000      95,343,000
                                                                 --------------
                                                                    169,719,600
         ----------------------------------------------------------------------
         Insurance -- 3.8%
         AMBAC Financial Group, Inc.                    260,000      23,868,000
         The Allstate Corp.                             770,000      47,986,400
         American International Group, Inc.             170,000      11,884,700
         Prudential Financial, Inc.                     250,000      23,750,000
         Safeco Corp.                                    80,000       5,339,200
         The Travelers Cos., Inc.                     1,020,000      55,182,000
                                                                 --------------
                                                                    168,010,300
         ----------------------------------------------------------------------
         Real Estate Management &
         Development -- 0.3%
         CB Richard Ellis Group, Inc. (a)               360,000      12,186,000
         ----------------------------------------------------------------------
         Total Financials                                           503,237,100
===============================================================================
Health Care -- 20.9%
         Biotechnology -- 0.9%
         Biogen Idec, Inc. (a)                          850,000      40,128,500
         ----------------------------------------------------------------------
         Health Care Equipment &
         Supplies -- 2.0%
         Kinetic Concepts, Inc. (a)                     760,000      38,000,000
         Zimmer Holdings, Inc. (a)                      560,000      50,668,800
                                                                 --------------
                                                                     88,668,800
         ----------------------------------------------------------------------
         Health Care Providers &
         Services -- 11.7%
         Aetna, Inc.                                  1,140,000      53,443,200
         AmerisourceBergen Corp. (c)                    876,000      43,791,240
         Cigna Corp.                                    330,000      51,344,700
         Express Scripts, Inc. (a)(c)                   480,000      45,864,000
         Humana, Inc. (a)(c)                            730,000      46,165,200
         Laboratory Corp. of America
         Holdings (a)(c)                                550,000      43,417,000
         McKesson Corp.                                 830,000      48,828,900
         Medco Health Solutions, Inc. (a)               690,000      53,833,800
         UnitedHealth Group, Inc.                     1,210,000      64,202,600
         WellPoint, Inc. (a)(c)                         750,000      59,227,500
                                                                 --------------
                                                                    510,118,140
         ----------------------------------------------------------------------
         Health Care Technology -- 1.0%
         Emdeon Corp. (a)                             2,770,000      44,707,800
         ----------------------------------------------------------------------
         Life Sciences Tools &
         Services -- 0.7%
         Waters Corp. (a)                               530,000      31,497,900
         ----------------------------------------------------------------------


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       45

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Health Care (concluded)
         Pharmaceuticals -- 4.6%
         Forest Laboratories, Inc. (a)(c)               910,000    $ 48,421,100
         Johnson & Johnson                              210,000      13,486,200
         King Pharmaceuticals, Inc. (a)(c)            1,211,000      24,764,950
         Pfizer, Inc.                                 2,038,000      53,925,480
         Schering-Plough Corp.                        1,840,000      58,383,200
                                                                 --------------
                                                                    198,980,930
         ----------------------------------------------------------------------
         Total Health Care                                          914,102,070
===============================================================================
Industrials -- 10.1%
         Aerospace & Defense -- 3.6%
         Honeywell International, Inc.                1,070,000      57,972,600
         Lockheed Martin Corp. (c)                      550,000      52,877,000
         Raytheon Co.                                   867,200      46,429,888
                                                                 --------------
                                                                    157,279,488
         ----------------------------------------------------------------------
         Airlines -- 2.0%
         AMR Corp. (a)                                1,580,000      41,222,200
         Continental Airlines, Inc. Class B (a)(c)    1,250,000      45,700,000
                                                                 --------------
                                                                     86,922,200
         ----------------------------------------------------------------------
         Commercial Services &
         Supplies -- 1.1%
         Avery Dennison Corp.                           270,000      16,794,000
         Manpower, Inc.                                 390,000      31,297,500
                                                                 --------------
                                                                     48,091,500
         ----------------------------------------------------------------------
         Industrial Conglomerates -- 1.6%
         General Electric Co.                         1,890,000      69,665,400
         ----------------------------------------------------------------------
         Machinery -- 1.8%
         Cummins, Inc.                                  490,000      45,158,400
         Manitowoc Co.                                  176,000      12,008,480
         Terex Corp. (a)                                150,000      11,677,500
         Toro Co.                                       210,000      10,552,500
                                                                 --------------
                                                                     79,396,880
         ----------------------------------------------------------------------
         Total Industrials                                          441,355,468
===============================================================================
Information Technology -- 19.2%
         Communications
         Equipment -- 2.1%
         Cisco Systems, Inc. (a)                      3,450,000      92,253,000
         ----------------------------------------------------------------------
         Computers & Peripherals -- 5.6%
         Hewlett-Packard Co.                          1,870,000      78,801,800
         International Business Machines Corp.          910,000      93,011,100
         Lexmark International, Inc. Class A (a)        710,000      38,695,000
         NCR Corp. (a)                                  653,000      32,911,200
                                                                 --------------
                                                                    243,419,100
         ----------------------------------------------------------------------
         Electronic Equipment &
         Instruments -- 0.9%
         Avnet, Inc. (a)(c)                             680,000      27,812,000
         Mettler Toledo International, Inc. (a)         130,000      12,690,600
                                                                 --------------
                                                                     40,502,600
         ----------------------------------------------------------------------
         IT Services -- 1.1%
         Electronic Data Systems Corp.                1,660,000      48,538,400
         ----------------------------------------------------------------------
         Office Electronics -- 1.1%
         Xerox Corp. (a)                              2,580,000      47,730,000
         ----------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment -- 2.7%
         Applied Materials, Inc. (c)                  2,730,000      52,470,600
         Integrated Device Technology, Inc. (a)       1,340,000      20,073,200
         Novellus Systems, Inc. (a)                   1,450,000      46,936,500
                                                                 --------------
                                                                    119,480,300
         ----------------------------------------------------------------------
         Software -- 5.7%
         BEA Systems, Inc. (a)                        2,960,000      34,898,400
         BMC Software, Inc. (a)(c)                    1,480,000      47,907,600
         Cadence Design Systems, Inc. (a)             1,510,000      33,522,000
         Compuware Corp. (a)                          1,110,000      10,955,700
         McAfee, Inc. (a)                               170,000       5,523,300
         Microsoft Corp.                              1,810,000      54,191,400
         Oracle Corp. (a)                             3,230,000      60,724,000
                                                                 --------------
                                                                    247,722,400
         ----------------------------------------------------------------------
         Total Information Technology                               839,645,800
===============================================================================
Materials -- 5.1%
         Chemicals -- 0.9%
         Lyondell Chemical Co.                        1,330,000      41,389,600
         ----------------------------------------------------------------------
         Containers & Packaging -- 1.3%
         Crown Holdings, Inc. (a)                       640,000      15,468,800
         Pactiv Corp. (a)                             1,180,000      40,804,400
                                                                 --------------
                                                                     56,273,200
         ----------------------------------------------------------------------
         Metals & Mining -- 2.1%
         Nucor Corp.                                    730,000      46,325,800
         Southern Copper Corp. (c)                      580,000      46,574,000
                                                                 --------------
                                                                     92,899,800
         ----------------------------------------------------------------------
         Paper & Forest Products -- 0.8%
         International Paper Co. (c)                    870,000      32,816,400
         ----------------------------------------------------------------------
         Total Materials                                            223,379,000
===============================================================================
Telecommunication Services -- 1.7%
         Diversified Telecommunication
         Services -- 1.7%
         AT&T Inc.                                      790,000      30,588,800
         Qwest Communications
           International Inc. (a)(c)                  5,070,000      45,021,600
         ----------------------------------------------------------------------
         Total Telecommunication Services                            75,610,400
===============================================================================
         Total Common Stocks
         (Cost -- $3,560,516,210) -- 100.0%                       4,378,868,538
===============================================================================

===============================================================================
                    Short-Term                       Beneficial
                    Securities                         Interest
===============================================================================
         BlackRock Liquidity Series, LLC Money
           Market Series, 5.33% (b)(d)(e)          $799,478,410     799,478,410
         ----------------------------------------------------------------------
         Total Short-Term Securities
         (Cost -- $799,478,410) -- 18.3%                            799,478,410
===============================================================================
         Total Investments
         (Cost -- $4,359,994,620*) -- 118.3%                      5,178,346,948

         Liabilities in Excess of Other Assets -- (18.3%)          (800,795,644)
                                                                 --------------
         Net Assets -- 100.0%                                    $4,377,551,304
                                                                 ==============


46       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ......................................     $ 4,371,963,500
                                                                ===============
      Gross unrealized appreciation .......................     $   836,369,956
      Gross unrealized depreciation .......................         (29,986,508)
                                                                ---------------
      Net unrealized appreciation .........................     $   806,383,448
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of April 30, 2007.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the investment Company act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                    --    $     42,714
      BlackRock Liquidity Series, LLC
         Money Market Series                        $150,599,610    $    429,213
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       47

Schedule of Investments as of April 30, 2007 (Unaudited)
                                               Master Large Cap Growth Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Consumer Discretionary -- 19.5%
         Automobiles -- 0.8%
         Harley-Davidson, Inc. (d)                      117,000     $ 7,408,440
         ----------------------------------------------------------------------
         Diversified Consumer
         Services -- 1.1%
         ITT Educational Services, Inc. (b)(d)          110,000      10,693,100
         ----------------------------------------------------------------------
         Media -- 4.6%
         The DIRECTV Group, Inc. (b)                    485,000      11,562,400
         Meredith Corp.                                 160,000       9,267,200
         Omnicom Group (d)                              117,000      12,251,070
         Walt Disney Co. (d)                            370,000      12,942,600
                                                                 --------------
                                                                     46,023,270
         ----------------------------------------------------------------------
         Multiline Retail -- 5.2%
         Dollar Tree Stores, Inc. (b)                   268,000      10,537,760
         Family Dollar Stores, Inc.                     329,000      10,475,360
         JC Penney Co., Inc.                             80,000       6,327,200
         Kohl's Corp. (b)                               180,000      13,327,200
         Nordstrom, Inc. (d)                            213,000      11,697,960
                                                                 --------------
                                                                     52,365,480
         ----------------------------------------------------------------------
         Specialty Retail -- 6.9%
         American Eagle Outfitters, Inc.                335,000       9,872,450
         AutoZone, Inc. (b)                              81,000      10,776,240
         Men's Wearhouse, Inc.                          177,000       7,658,790
         RadioShack Corp.                               390,000      11,337,300
         Ross Stores, Inc.                              309,000      10,243,350
         The Sherwin-Williams Co.                       150,000       9,565,500
         TJX Cos., Inc.                                 356,000       9,928,840
                                                                 --------------
                                                                     69,382,470
         ----------------------------------------------------------------------
         Textiles, Apparel & Luxury
         Goods -- 0.9%
         Coach, Inc. (b)                                182,000       8,887,060
         ----------------------------------------------------------------------
         Total Consumer Discretionary                               194,759,820
===============================================================================
Consumer Staples -- 2.2%
         Food & Staples Retailing -- 1.1%
         The Kroger Co.                                 368,000      10,859,680
         ----------------------------------------------------------------------
         Household Products -- 1.1%
         Energizer Holdings, Inc. (b)                   116,000      11,272,880
         ----------------------------------------------------------------------
         Total Consumer Staples                                      22,132,560
===============================================================================
Energy -- 4.5%
         Oil, Gas & Consumable
         Fuels -- 4.5%
         Exxon Mobil Corp.                              173,000      13,732,740
         Frontier Oil Corp. (d)                         277,000       9,786,410
         Holly Corp. (d)                                175,000      11,130,000
         Tesoro Corp.                                    89,000      10,786,800
         ----------------------------------------------------------------------
         Total Energy                                                45,435,950
===============================================================================
Financials -- 5.8%
         Capital Markets -- 3.0%
         The Goldman Sachs Group, Inc. (d)               86,000      18,800,460
         Morgan Stanley                                 135,000      11,341,350
                                                                 --------------
                                                                     30,141,810
         ----------------------------------------------------------------------
         Insurance -- 1.8%
         AMBAC Financial Group, Inc.                     75,000       6,885,000
         CNA Financial Corp. (d)                        230,000      10,734,100
                                                                 --------------
                                                                     17,619,100
         ----------------------------------------------------------------------
         Real Estate Management &
         Development -- 1.0%
         CB Richard Ellis Group, Inc. (b)               303,000      10,256,550
         ----------------------------------------------------------------------
         Total Financials                                            58,017,460
===============================================================================
Health Care -- 19.8%
         Biotechnology -- 1.0%
         Biogen Idec, Inc. (b)                          211,000       9,961,310
         ----------------------------------------------------------------------
         Health Care Equipment &
         Supplies -- 2.4%
         Kinetic Concepts, Inc. (b)                     210,000      10,500,000
         Zimmer Holdings, Inc. (b)                      144,000      13,029,120
                                                                 --------------
                                                                     23,529,120
         ----------------------------------------------------------------------
         Health Care Providers &
         Services -- 10.7%
         Aetna, Inc.                                    253,000      11,860,640
         AmerisourceBergen Corp.                        128,000       6,398,720
         Express Scripts, Inc. (b)                      120,000      11,466,000
         Humana, Inc. (b)                               180,000      11,383,200
         Laboratory Corp. of America
         Holdings (b)(d)                                148,000      11,683,120
         McKesson Corp.                                 151,900       8,936,277
         Medco Health Solutions, Inc. (b)               160,000      12,483,200
         UnitedHealth Group, Inc.                       370,000      19,632,200
         WellPoint, Inc. (b)                            170,000      13,424,900
                                                                 --------------
                                                                    107,268,257
         ----------------------------------------------------------------------
         Health Care Technology -- 1.0%
         Emdeon Corp. (b)                               648,000      10,458,720
         ----------------------------------------------------------------------
         Life Sciences Tools &
         Services -- 1.1%
         Waters Corp. (b)                               186,000      11,053,980
         ----------------------------------------------------------------------
         Pharmaceuticals -- 3.6%
         Forest Laboratories, Inc. (b)(d)               227,000      12,078,670
         Johnson & Johnson                               45,000       2,889,900
         Pfizer, Inc.                                   177,600       4,699,296
         Schering-Plough Corp.                          510,000      16,182,300
                                                                 --------------
                                                                     35,850,166
         ----------------------------------------------------------------------
         Total Health Care                                          198,121,553
===============================================================================
Industrials -- 12.3%
         Aerospace & Defense -- 3.8%
         Honeywell International, Inc.                  249,000      13,490,820
         Lockheed Martin Corp.                          142,000      13,651,880
         Raytheon Co.                                   208,000      11,136,320
                                                                 --------------
                                                                     38,279,020
         ----------------------------------------------------------------------
         Airlines -- 1.9%
         AMR Corp. (b)                                  366,000       9,548,940
         Continental Airlines, Inc. Class B (b)(d)      276,000      10,090,560
                                                                 --------------
                                                                     19,639,500
         ----------------------------------------------------------------------


48       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Schedule of Investments (continued)            Master Large Cap Growth Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Industrials (concluded)
         Commercial Services &
         Supplies -- 2.5%
         Avery Dennison Corp.                            91,000     $ 5,660,200
         Manpower, Inc.                                 117,000       9,389,250
         Steelcase, Inc. Class A                        520,000      10,150,400
                                                                 --------------
                                                                     25,199,850
         ----------------------------------------------------------------------
         Construction & Engineering -- 0.6%
         Quanta Services, Inc. (b)(d)                   216,000       5,937,840
         ----------------------------------------------------------------------
         Industrial Conglomerates -- 0.5%
         General Electric Co.                           130,000       4,791,800
         ----------------------------------------------------------------------
         Machinery -- 3.0%
         Cummins, Inc.                                   90,000       8,294,400
         Manitowoc Co.                                  143,000       9,756,890
         Terex Corp. (b)                                 91,900       7,154,415
         Toro Co.                                       100,000       5,025,000
                                                                 --------------
                                                                     30,230,705
         ----------------------------------------------------------------------
         Total Industrials                                          124,078,715
===============================================================================
Information Technology -- 28.9%
         Communications
         Equipment -- 3.2%
         Cisco Systems, Inc. (b)                      1,186,000      31,713,640
         ----------------------------------------------------------------------
         Computers & Peripherals -- 6.8%
         EMC Corp. (b)                                  230,000       3,491,400
         Hewlett-Packard Co. (d)                        455,000      19,173,700
         International Business Machines Corp.          290,000      29,640,900
         Lexmark International, Inc. Class A (b)        162,000       8,829,000
         NCR Corp. (b)                                  140,000       7,056,000
                                                                 --------------
                                                                     68,191,000
         ----------------------------------------------------------------------
         Electronic Equipment &
         Instruments -- 3.0%
         Agilent Technologies, Inc. (b)                 225,000       7,733,250
         Avnet, Inc. (b)(d)                             269,000      11,002,100
         Mettler Toledo International, Inc. (b)         119,000      11,616,780
                                                                 --------------
                                                                     30,352,130
         ----------------------------------------------------------------------
         IT Services -- 3.0%
         Convergys Corp. (b)                            374,000       9,447,240
         Electronic Data Systems Corp.                  390,000      11,403,600
         Total System Services, Inc.                    281,000       8,727,860
                                                                 --------------
                                                                     29,578,700
         ----------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment -- 3.4%
         Applied Materials, Inc.                        705,000      13,550,100
         Integrated Device Technology, Inc. (b)         642,000       9,617,160
         Novellus Systems, Inc. (b)(d)                  327,000      10,584,990
         Verigy Ltd. (b)                                      1              25
                                                                 --------------
                                                                     33,752,275
         ----------------------------------------------------------------------
         Software -- 9.5%
         BEA Systems, Inc. (b)                          665,000       7,840,350
         BMC Software, Inc. (b)(d)                      350,000      11,329,500
         Cadence Design Systems, Inc. (b)               470,000      10,434,000
         Compuware Corp. (b)                            585,000       5,773,950
         McAfee, Inc. (b)                               360,000      11,696,400
         Microsoft Corp.                                621,000      18,592,740
         Oracle Corp. (b)                             1,048,000      19,702,400
         Synopsys, Inc. (b)                             369,000      10,206,540
                                                                 --------------
                                                                     95,575,880
         ----------------------------------------------------------------------
         Total Information Technology                               289,163,625
===============================================================================
Materials -- 6.8%
         Chemicals -- 1.9%
         Cabot Corp.                                    207,000       9,377,100
         International Flavors & Fragrances, Inc.       200,000       9,734,000
                                                                 --------------
                                                                     19,111,100
         ----------------------------------------------------------------------
         Containers & Packaging -- 3.1%
         Crown Holdings, Inc. (b)                       430,000      10,393,100
         Pactiv Corp. (b)                               298,000      10,304,840
         Sealed Air Corp.                               298,000       9,804,200
                                                                 --------------
                                                                     30,502,140
         ----------------------------------------------------------------------
         Metals & Mining -- 1.8%
         Nucor Corp.                                    125,300       7,951,538
         Southern Copper Corp. (d)                      129,000      10,358,700
                                                                 --------------
                                                                     18,310,238
         ----------------------------------------------------------------------
         Total Materials                                             67,923,478
===============================================================================
         Total Common Stocks
         (Cost -- $830,669,980) -- 99.8%                            999,633,161
===============================================================================

===============================================================================
                           Short-Term                Beneficial
                           Securities                  Interest
===============================================================================
         BlackRock Liquidity Series, LLC
           Cash Sweep Series, 5.26% (a)(c)          $ 2,777,826       2,777,826
         BlackRock Liquidity Series, LLC
           Money Market Series,
           5.33% (a)(c)(e)                          134,891,850     134,891,850
         ----------------------------------------------------------------------
         Total Short-Term Securities
         (Cost -- $137,669,676) -- 13.8%                            137,669,676
===============================================================================
Total Investments
(Cost -- $968,339,656*) -- 113.6%                                 1,137,302,837

Liabilities in Excess of Other Assets -- (13.6%)                   (135,887,037)
                                                                 --------------
Net Assets -- 100.0%                                             $1,001,415,800
                                                                 ==============


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       49

Schedule of Investments (concluded)            Master Large Cap Growth Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 970,430,989
                                                                  =============
      Gross unrealized appreciation ..........................    $ 172,720,191
      Gross unrealized depreciation ..........................       (5,848,343)
                                                                  -------------
      Net unrealized appreciation ............................    $ 166,871,848
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net         Interest
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                            $ 2,473,170    $    62,426
      BlackRock Liquidity Series, LLC
         Money Market Series                          $36,931,000    $    63,749
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of April 30, 2007.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


50       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Schedule of Investments as of April 30, 2007 (Unaudited)
                                                Master Large Cap Value Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Consumer Discretionary -- 10.9%
         Automobiles -- 1.0%
         General Motors Corp. (e)                     1,610,000    $ 50,280,300
         ----------------------------------------------------------------------
         Leisure Equipment &
         Products -- 2.2%
         Hasbro, Inc. (e)                             1,660,000      52,472,600
         Mattel, Inc.                                 1,990,000      56,317,000
                                                                 --------------
                                                                    108,789,600
         ----------------------------------------------------------------------
         Media -- 1.6%
         The DIRECTV Group, Inc. (b)                    167,900       4,002,736
         Walt Disney Co. (e)                          2,110,000      73,807,800
                                                                 --------------
                                                                     77,810,536
         ----------------------------------------------------------------------
         Multiline Retail -- 3.1%
         Dillard's, Inc. Class A                         90,000       3,116,700
         Dollar Tree Stores, Inc. (b)                 1,080,000      42,465,600
         Family Dollar Stores, Inc.                   1,510,000      48,078,400
         JC Penney Co., Inc.                            475,600      37,615,204
         Nordstrom, Inc. (e)                            320,000      17,574,400
                                                                 --------------
                                                                    148,850,304
         ----------------------------------------------------------------------
         Specialty Retail -- 3.0%
         OfficeMax, Inc.                                900,000      44,298,000
         RadioShack Corp. (e)                         1,840,000      53,488,800
         The Sherwin-Williams Co. (e)                   760,000      48,465,200
                                                                 --------------
                                                                    146,252,000
         ----------------------------------------------------------------------
         Total Consumer Discretionary                               531,982,740
===============================================================================
Consumer Staples -- 4.9%
         Food & Staples Retailing -- 2.5%
         The Kroger Co.                               2,090,000      61,675,900
         Safeway, Inc. (e)                            1,640,000      59,532,000
                                                                 --------------
                                                                    121,207,900
         ----------------------------------------------------------------------
         Food Products -- 1.4%
         ConAgra Foods, Inc. (e)                        490,000      12,044,200
         HJ Heinz Co.                                 1,140,000      53,705,400
                                                                 --------------
                                                                     65,749,600
         ----------------------------------------------------------------------
         Household Products -- 1.0%
         Energizer Holdings, Inc. (b)(e)                390,000      37,900,200
         The Procter & Gamble Co.                       200,000      12,862,000
                                                                 --------------
                                                                     50,762,200
         ----------------------------------------------------------------------
         Total Consumer Staples                                     237,719,700
===============================================================================
Energy -- 15.3%
         Energy Equipment &
         Services -- 0.1%
         Tidewater, Inc. (e)                             80,000       5,056,800
         ----------------------------------------------------------------------
         Oil, Gas & Consumable
         Fuels -- 15.2%
         Chevron Corp.                                2,000,000     155,580,000
         Exxon Mobil Corp.                            3,980,000     315,932,400
         Frontier Oil Corp. (e)                       1,380,000      48,755,400
         Marathon Oil Corp. (e)                         710,000      72,100,500
         Overseas Shipholding Group, Inc.               150,000      10,620,000
         Tesoro Corp.                                   500,000      60,600,000
         Valero Energy Corp.                          1,090,000      76,550,700
                                                                 --------------
                                                                    740,139,000
         ----------------------------------------------------------------------
         Total Energy                                               745,195,800
===============================================================================
Financials -- 24.7%
         Capital Markets -- 5.8%
         The Bear Stearns Cos., Inc. (e)                330,000      51,381,000
         The Goldman Sachs Group, Inc. (e)              290,000      63,396,900
         Janus Capital Group, Inc.                      190,000       4,753,800
         Lehman Brothers Holdings, Inc. (e)             880,000      66,246,400
         Morgan Stanley                               1,190,000      99,971,900
                                                                 --------------
                                                                    285,750,000
         ----------------------------------------------------------------------
         Diversified Financial Services -- 8.8%
         Bank of America Corp.                        1,160,000      59,044,000
         Citigroup, Inc.                              3,780,000     202,683,600
         JPMorgan Chase & Co.                         3,210,000     167,241,000
                                                                 --------------
                                                                    428,968,600
         ----------------------------------------------------------------------
         Insurance -- 9.2%
         AMBAC Financial Group, Inc. (e)                520,000      47,736,000
         Alleghany Corp. (b)(e)                           6,000       2,146,800
         The Allstate Corp. (e)                       1,100,000      68,552,000
         American Financial Group, Inc.                 540,000      19,045,800
         American International Group, Inc.              10,000         699,100
         CNA Financial Corp. (e)                        440,000      20,534,800
         Chubb Corp.                                    354,500      19,082,735
         The Hanover Insurance Group, Inc.              260,000      11,949,600
         Markel Corp. (b)                                10,000       4,589,100
         MetLife, Inc.                                  680,000      44,676,000
         Nationwide Financial Services, Inc.
           Class A (e)                                  290,000      16,567,700
         Prudential Financial, Inc. (e)                 750,000      71,250,000
         Safeco Corp.                                   710,000      47,385,400
         The Travelers Cos., Inc.                     1,380,000      74,658,000
                                                                 --------------
                                                                    448,873,035
         ----------------------------------------------------------------------
         Thrifts & Mortgage Finance -- 0.9%
         The PMI Group, Inc. (e)                        920,000      44,592,400
         Total Financials                                         1,208,184,035
===============================================================================
Health Care -- 11.9%
         Biotechnology -- 1.0%
         Biogen Idec, Inc. (b)                        1,050,000      49,570,500
         ----------------------------------------------------------------------
         Health Care Providers &
         Services -- 7.8%
         Aetna, Inc.                                  1,250,000      58,600,000
         AmerisourceBergen Corp. (e)                  1,070,000      53,489,300
         Cigna Corp.                                    380,000      59,124,200
         Humana, Inc. (b)                               360,000      22,766,400
         McKesson Corp. (e)                             890,000      52,358,700
         Medco Health Solutions, Inc. (b)               730,000      56,954,600
         Service Corp. International                    670,000       8,140,500
         WellPoint, Inc. (b)                            850,000      67,124,500
                                                                 --------------
                                                                    378,558,200
         ----------------------------------------------------------------------
         Pharmaceuticals -- 3.1%
         King Pharmaceuticals, Inc. (b)(e)            1,010,000      20,654,500
         Merck & Co., Inc.                            1,647,100      84,726,824
         Pfizer, Inc.                                 1,697,100      44,905,266
                                                                 --------------
                                                                    150,286,590
         ----------------------------------------------------------------------
         Total Health Care                                          578,415,290
===============================================================================


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       51

Schedule of Investments (continued)             Master Large Cap Value Portfolio

                                                         Shares
Sector   Industry          Common Stocks                   Held        Value
===============================================================================
Industrials -- 9.4%
         Aerospace & Defense -- 3.9%
         Honeywell International, Inc.                1,220,000    $ 66,099,600
         L-3 Communications Holdings, Inc.              190,000      17,086,700
         Lockheed Martin Corp.                           23,000       2,211,220
         Northrop Grumman Corp.                         670,000      49,338,800
         Raytheon Co.                                 1,070,000      57,287,800
                                                                 --------------
                                                                    192,024,120
         ----------------------------------------------------------------------
         Airlines -- 1.0%
         AMR Corp. (b)(e)                             1,900,000      49,571,000
         ----------------------------------------------------------------------
         Commercial Services &
         Supplies -- 1.6%
         Manpower, Inc.                                 500,000      40,125,000
         RR Donnelley & Sons Co. (e)                  1,000,000      40,200,000
                                                                 --------------
                                                                     80,325,000
         ----------------------------------------------------------------------
         Construction & Engineering -- 0.4%
         Quanta Services, Inc. (b)                      690,000      18,968,100
         ----------------------------------------------------------------------
         Industrial Conglomerates -- 0.7%
         General Electric Co.                           880,000      32,436,800
         ----------------------------------------------------------------------
         Machinery -- 1.8%
         Cummins, Inc. (e)                              520,000      47,923,200
         SPX Corp. (e)                                  560,000      39,692,800
                                                                 --------------
                                                                     87,616,000
         ----------------------------------------------------------------------
         Total Industrials                                          460,941,020
===============================================================================
Information Technology -- 13.3%
         Computers & Peripherals -- 3.8%
         EMC Corp. (b)                                  380,000       5,768,400
         Hewlett-Packard Co.                          1,710,000      72,059,400
         International Business Machines Corp.          540,000      55,193,400
         Lexmark International, Inc. Class A (b)(e)     730,000      39,785,000
         NCR Corp. (b)                                  300,000      15,120,000
                                                                 --------------
                                                                    187,926,200
         ----------------------------------------------------------------------
         Electronic Equipment &
         Instruments -- 1.1%
         Avnet, Inc. (b)(e)                           1,290,000      52,761,000
         ----------------------------------------------------------------------
         IT Services -- 1.4%
         Convergys Corp. (b)                            610,000      15,408,600
         Electronic Data Systems Corp.                1,820,000      53,216,800
                                                                 --------------
                                                                     68,625,400
         ----------------------------------------------------------------------
         Office Electronics -- 1.3%
         Xerox Corp. (b)                              3,310,000      61,235,000
         ----------------------------------------------------------------------
         Semiconductors & Semiconductor
         Equipment -- 1.3%
         Integrated Device Technology, Inc. (b)         900,000      13,482,000
         Novellus Systems, Inc. (b)(e)                1,590,000      51,468,300
                                                                 --------------
                                                                     64,950,300
         ----------------------------------------------------------------------
         Software -- 4.4%
         BEA Systems, Inc. (b)                        2,040,000      24,051,600
         BMC Software, Inc. (b)(e)                    1,050,000      33,988,500
         Cadence Design Systems, Inc. (b)             2,190,000      48,618,000
         Compuware Corp. (b)                          1,980,000      19,542,600
         McAfee, Inc. (b)                             1,500,000      48,735,000
         Sybase, Inc. (b)(e)                            640,000      15,481,600
         Synopsys, Inc. (b)                             920,000      25,447,200
                                                                 --------------
                                                                    215,864,500
         ----------------------------------------------------------------------
         Total Information Technology                               651,362,400
===============================================================================
Materials -- 5.7%
         Chemicals -- 3.1%
         Albemarle Corp.                                780,000      33,111,000
         Cabot Corp. (e)                                180,000       8,154,000
         E.I. du Pont de Nemours & Co.                  360,000      17,701,200
         FMC Corp.                                      260,000      20,001,800
         International Flavors & Fragrances, Inc.       380,000      18,494,600
         Lubrizol Corp. (e)                              52,800       3,164,832
         Lyondell Chemical Co. (e)                    1,680,000      52,281,600
                                                                 --------------
                                                                    152,909,032
         ----------------------------------------------------------------------
         Containers & Packaging -- 0.2%
         Sealed Air Corp.                               300,000       9,870,000
         ----------------------------------------------------------------------
         Metals & Mining -- 1.2%
         Nucor Corp. (e)                                890,000      56,479,400
         ----------------------------------------------------------------------
         Paper & Forest Products -- 1.2%
         International Paper Co. (e)                  1,500,000      56,580,000
         ----------------------------------------------------------------------
         Total Materials                                            275,838,432
===============================================================================
Telecommunication Services -- 2.4%
         Diversified Telecommunication
         Services -- 2.4%
         AT&T Inc.                                    1,710,000      66,211,200
         Qwest Communications
           International Inc. (b)(e)                  5,890,000      52,303,200
         ----------------------------------------------------------------------
         Total Telecommunication Services                           118,514,400
===============================================================================
Utilities -- 1.4%
         Multi-Utilities -- 1.4%
         CMS Energy Corp. (e)                         1,980,000      36,669,600
         NiSource, Inc.                               1,320,000      32,458,800
         ----------------------------------------------------------------------
         Total Utilities                                             69,128,400
         ----------------------------------------------------------------------
         Total Common Stocks
         (Cost -- $3,993,062,598) -- 99.9%                        4,877,282,217
===============================================================================

===============================================================================
                           Short-Term                Beneficial
                           Securities                  Interest
===============================================================================
         BlackRock Liquidity Series, LLC
           Cash Sweep Series, 5.26% (a)(c)         $ 75,432,924      75,432,924
         BlackRock Liquidity Series, LLC
           Money Market Series,
           5.33% (a)(c)(d)                          863,794,434     863,794,434
         ----------------------------------------------------------------------
         Total Short-Term Securities
         (Cost -- $939,227,358) -- 19.2%                            939,227,358
===============================================================================
Total Investments
(Cost -- $4,932,289,956*) -- 119.1%                               5,816,509,575

Liabilities in Excess of Other Assets -- (19.1%)                   (931,971,053)
                                                                 --------------
Net Assets -- 100.0%                                             $4,884,538,522
                                                                 ==============


52       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 4,943,097,806
                                                                ===============
      Gross unrealized appreciation ........................    $   893,320,776
      Gross unrealized depreciation ........................        (19,909,007)
                                                                ---------------
      Net unrealized appreciation ..........................    $   873,411,769
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                          $ 30,333,748    $    266,659
      BlackRock Liquidity Series, LLC
         Money Market Series                        $288,596,534    $    302,602
      --------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of April 30, 2007.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       53

Statements of Assets and Liabilities               Master Large Cap Series Trust

                                                                        Master Large      Master Large      Master Large
                                                                          Cap Core         Cap Growth         Cap Value
As of April 30, 2007 (Unaudited)                                          Portfolio         Portfolio         Portfolio
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value*+ ....    $4,378,868,538    $  999,633,161    $4,877,282,217
            Investments in affiliated securities, at value** ......       799,478,410       137,669,676       939,227,358
            Receivables:
                Securities sold ...................................        16,001,101         3,484,521        18,616,450
                Contributions .....................................        13,128,826         3,961,228        14,173,707
                Dividends .........................................         1,399,416           186,553         2,376,282
                Securities lending ................................           172,562            31,617            80,709
                Interest from affiliates ..........................             2,360                --                --
            Prepaid expenses and other assets .....................            58,616            19,468            45,046
                                                                       --------------------------------------------------
            Total assets ..........................................     5,209,109,829     1,144,986,224     5,851,801,769
                                                                       --------------------------------------------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value .............       799,478,410       134,891,850       863,794,434
            Bank overdraft ........................................           127,015                --            12,655
            Payables:
                Securities purchased ..............................        16,482,128         6,403,150        94,086,063
                Withdrawals .......................................        13,489,472         1,730,568         7,261,742
                Investment adviser ................................         1,639,639           398,653         1,860,266
                Other affiliates ..................................            41,713             7,798            37,079
            Accrued expenses and other liabilities ................           300,148           138,405           211,008
                                                                       --------------------------------------------------
            Total liabilities .....................................       831,558,525       143,570,424       967,263,247
                                                                       --------------------------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
            Net assets ............................................    $4,377,551,304    $1,001,415,800    $4,884,538,522
                                                                       ==================================================
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
            Investors' capital ....................................    $3,559,198,976    $  832,452,619    $4,000,318,903
            Unrealized appreciation -- net ........................       818,352,328       168,963,181       884,219,619
                                                                       --------------------------------------------------
            Net Assets ............................................    $4,377,551,304    $1,001,415,800    $4,884,538,522
                                                                       ==================================================
              * Identified cost for unaffiliated securities .......    $3,560,516,210    $  830,669,980    $3,993,062,598
                                                                       ==================================================
             ** Identified cost for affiliated securities .........    $  799,478,410    $  137,669,676    $  939,227,358
                                                                       ==================================================
              + Securities loaned, at value .......................    $  767,285,481    $  130,286,111    $  834,561,938
                                                                       ==================================================

      See Notes to Financial Statements.


54       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Statements of Operations                           Master Large Cap Series Trust

                                                                        Master Large      Master Large      Master Large
                                                                          Cap Core         Cap Growth         Cap Value
For the Six Months Ended April 30, 2007 (Unaudited)                       Portfolio         Portfolio         Portfolio
=========================================================================================================================
Investment Income
-------------------------------------------------------------------------------------------------------------------------
            Dividends .............................................    $   25,306,109    $    3,872,092    $   33,835,386
            Securities lending -- net .............................           429,213            63,749           302,602
            Interest from affiliates ..............................            42,714            62,426           266,659
                                                                       --------------------------------------------------
            Total income ..........................................        25,778,036         3,998,267        34,404,647
                                                                       --------------------------------------------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ..............................         9,392,454         2,227,035        10,345,447
            Accounting services ...................................           298,971           123,436           289,929
            Custodian fees ........................................           128,991            64,535           141,792
            Trustees' fees and expenses ...........................            50,322            15,062            47,561
            Professional fees .....................................            34,426            18,348            23,440
            Printing and shareholder reports ......................               651               136               367
            Pricing fees ..........................................               500               493               472
            Other .................................................            30,865             8,470            20,818
                                                                       --------------------------------------------------
            Total expenses ........................................         9,937,180         2,457,515        10,869,826
                                                                       --------------------------------------------------
            Investment income -- net ..............................        15,840,856         1,540,752        23,534,821
                                                                       --------------------------------------------------
=========================================================================================================================
Realized & Unrealized Gain -- Net
-------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments -- net ...................       200,873,842        25,459,019       106,173,538
            Change in unrealized appreciation on investments -- net       164,770,531        66,002,658       315,237,289
                                                                       --------------------------------------------------
            Total realized and unrealized gain -- net .............       365,644,373        91,461,677       421,410,827
                                                                       --------------------------------------------------
            Net Increase in Net Assets Resulting from Operations ..    $  381,485,229    $   93,002,429    $  444,945,648
                                                                       ==================================================

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       55

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                      Master Large Cap Core Portfolio
                                                                                    -----------------------------------
                                                                                       For the Six
                                                                                      Months Ended          For the
                                                                                        April 30,          Year Ended
                                                                                          2007             October 31,
Increase (Decrease) in Net Assets:                                                     (Unaudited)            2006
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                    Investment income -- net ...................................    $    15,840,856     $    19,476,807
                    Realized gain -- net .......................................        200,873,842         195,731,487
                    Change in unrealized appreciation -- net ...................        164,770,531         289,376,493
                                                                                    -----------------------------------
                    Net increase in net assets resulting from operations .......        381,485,229         504,584,787
                                                                                    -----------------------------------
=======================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------
                    Proceeds from contributions ................................        647,217,166       1,448,673,363
                    Fair value of withdrawals ..................................       (527,789,881)       (743,318,106)
                                                                                    -----------------------------------
                    Net increase in net assets derived from capital transactions        119,427,285         705,355,257
                                                                                    -----------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                    Total increase in net assets ...............................        500,912,514       1,209,940,044
                    Beginning of period ........................................      3,876,638,790       2,666,698,746
                                                                                    -----------------------------------
                    End of period ..............................................    $ 4,377,551,304     $ 3,876,638,790
                                                                                    ===================================

      See Notes to Financial Statements.

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                          Master Large Cap Growth
                                                                                    -----------------------------------
                                                                                        Portfolio
                                                                                       For the Six
                                                                                      Months Ended           For the
                                                                                        April 30,           Year Ended
                                                                                          2007             October 31,
Increase (Decrease) in Net Assets:                                                     (Unaudited)            2006
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                    Investment income -- net ...................................    $     1,540,752     $     1,639,313
                    Realized gain -- net .......................................         25,459,019          24,740,475
                    Change in unrealized appreciation -- net ...................         66,002,658          44,967,618
                                                                                    -----------------------------------
                    Net increase in net assets resulting from operations .......         93,002,429          71,347,406
                                                                                    -----------------------------------
=======================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------
                    Proceeds from contributions ................................        272,811,385         416,035,279
                    Fair value of withdrawals ..................................       (149,774,815)       (191,404,006)
                                                                                    -----------------------------------
                    Net increase in net assets derived from capital transactions        123,036,570         224,631,273
                                                                                    -----------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                    Total increase in net assets ...............................        216,038,999         295,978,679
                    Beginning of period ........................................        785,376,801         489,398,122
                                                                                    -----------------------------------
                    End of period ..............................................    $ 1,001,415,800     $   785,376,801
                                                                                    ===================================

      See Notes to Financial Statements.


56       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Statements of Changes in Net Assets                Master Large Cap Series Trust

                                                                                      Master Large Cap Value Portfolio
                                                                                    -----------------------------------
                                                                                       For the Six
                                                                                      Months Ended           For the
                                                                                        April 30,          Year Ended
                                                                                          2007             October 31,
Increase (Decrease) in Net Assets:                                                     (Unaudited)            2006
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                    Investment income -- net ...................................    $    23,534,821     $    17,996,957
                    Realized gain -- net .......................................        106,173,538         116,615,372
                    Change in unrealized appreciation -- net ...................        315,237,289         276,256,898
                                                                                    -----------------------------------
                    Net increase in net assets resulting from operations .......        444,945,648         410,869,227
                                                                                    -----------------------------------
=======================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------
                    Proceeds from contributions ................................      1,049,559,598       2,669,357,535
                    Fair value of withdrawals ..................................       (537,892,428)       (688,289,120)
                                                                                    -----------------------------------
                    Net increase in net assets derived from capital transactions        511,667,170       1,981,068,415
                                                                                    -----------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                    Total increase in net assets ...............................        956,612,818       2,391,937,642
                    Beginning of period ........................................      3,927,925,704       1,535,988,062
                                                                                    -----------------------------------
                    End of period ..............................................    $ 4,884,538,522     $ 3,927,925,704
                                                                                    ===================================

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       57

Financial Highlights                               Master Large Cap Series Trust

                                                                                 Master Large Cap Core Portfolio
                                                       ---------------------------------------------------------------------------
                                                        For the Six
                                                       Months Ended
                                                         April 30,                    For the Year Ended October 31,
The following ratios have been derived from                2007      -------------------------------------------------------------
information provided in the financial statements.       (Unaudited)      2006         2005         2004         2003        2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
             Total investment return ................        9.64%+       17.32%       18.35%        9.61%       25.11%      (8.13%)
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
             Expenses ...............................         .49%*         .49%         .51%         .52%         .54%        .57%
                                                       ===========================================================================
             Investment income -- net ...............         .78%*         .58%         .72%         .57%         .48%        .83%
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands)  $4,377,551    $3,876,639   $2,666,699   $1,831,300   $1,454,109   $ 873,704
                                                       ===========================================================================
             Portfolio turnover .....................       36.05%        87.67%       93.95%      135.48%      138.73%     150.18%
                                                       ===========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.

Financial Highlights                               Master Large Cap Series Trust

                                                                               Master Large Cap Growth Portfolio
                                                       ---------------------------------------------------------------------------
                                                        For the Six
                                                       Months Ended
                                                         April 30,                    For the Year Ended October 31,
The following ratios have been derived from                2007      -------------------------------------------------------------
information provided in the financial statements.       (Unaudited)      2006         2005         2004         2003        2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
             Total investment return ................       10.75%+       14.05%       12.47%        5.42%       25.01%     (13.56%)
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
             Expenses ...............................         .55%*         .56%         .57%         .59%         .61%        .67%
                                                       ===========================================================================
             Investment income -- net ...............         .35%*         .26%         .33%         .09%         .04%       (.01%)
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands)  $1,001,416    $  785,377   $  489,398   $  344,400   $  250,166   $ 185,676
                                                       ===========================================================================
             Portfolio turnover .....................       39.26%       116.77%      131.79%      164.94%      178.11%     177.46%
                                                       ===========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


58       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Financial Highlights                               Master Large Cap Series Trust

                                                                             Master Large Cap Value Portfolio
                                                       ---------------------------------------------------------------------------
                                                        For the Six
                                                       Months Ended
                                                         April 30,                    For the Year Ended October 31,
The following ratios have been derived from                2007      -------------------------------------------------------------
information provided in the financial statements.       (Unaudited)      2006         2005         2004         2003        2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
             Total investment return ................       10.71%+       18.48%       21.93%       14.57%       27.05%      (3.40%)
                                                       ===========================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
             Expenses ...............................         .51%*         .53%         .55%         .56%         .57%        .60%
                                                       ===========================================================================
             Investment income -- net ...............        1.10%*         .73%         .80%         .93%         .97%       1.17%
                                                       ===========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period (in thousands)  $4,884,539    $3,927,926   $1,535,988   $  810,489   $  515,257   $ 386,918
                                                       ===========================================================================
             Portfolio turnover .....................       27.50%        70.86%       94.95%      127.59%      157.04%     136.92%
                                                       ===========================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       59

Notes to Financial Statements (Unaudited)          Master Large Cap Series Trust

1. Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (the "Portfolios" or individually as the "Portfolio") constitute the Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolios, subject to certain limitations. The Portfolios' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolios.

(a) Valuation of investments -- Equity securities held by each Portfolio that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Portfolios from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. Each Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by each Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of each Portfolio are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- Each Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- Each Portfolio may purchase or sell financial futures contracts and options on


60       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Notes to Financial Statements (continued)          Master Large Cap Series Trust

      such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- Each Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes -- Master Large Cap Core Portfolio and Master Large Cap Value Portfolio are classified as partnerships for federal income tax purposes. Master Large Cap Growth Portfolio is considered as a "pass-through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Securities lending -- Each Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft

Master Large Cap Core Portfolio

The Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.

Master Large Cap Value Portfolio

The Portfolio recorded a bank overdraft, which resulted from management estimates of available cash.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       61

Notes to Financial Statements (continued)          Master Large Cap Series Trust

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Portfolios' financial statements, if any, is currently being assessed.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Portfolios' financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Portfolios' financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Investment Advisory Agreement between the Trust, on behalf of each Portfolio, and the Manager became effective on September 29, 2006. Prior to September 29, 2006, Fund Asset Management, L.P. ("FAM") was the Portfolio's manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), which is the limited partner. Merrill Lynch and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. Master Large Cap Core Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $1 billion, .45% of average daily net assets in excess of $1 billion but not exceeding $5 billion and .40% of average daily net assets in excess of $5 billion; Master Large Cap Growth Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $5 billion and ..45% of average daily net assets in excess of $5 billion; and Master Large Cap Value Portfolio pays a monthly fee at an annual rate of .50% of the average daily net assets not exceeding $3 billion and .45% of average daily net assets in excess of $3 billion.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides to each Portfolio a monthly fee at an annual rate equal to a percentage of the management fee paid by the Portfolio to the Manager.

The Portfolios have received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2007, Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio lent securities with values of $275,443,584, $46,057,217 and $372,108,635, respectively, to MLPF&S or its affiliates. Pursuant to that order, the Portfolios have retained BIM as the securities lending agent for a fee based on a share of the returns on


62       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Notes to Financial Statements (concluded)          Master Large Cap Series Trust

investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended April 30, 2007, BIM received $195,547, $30,132 and $136,926 in securities lending agent fees for Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, respectively.

In addition, MLPF&S received $2,750 in commissions on the execution of portfolio security transactions for the Master Large Cap Value Portfolio for the six months ended April 30, 2007.

The Portfolios reimbursed the Manager for certain accounting services. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                   For the Six
                                                                   Months Ended
                                                                  April 30, 2007
--------------------------------------------------------------------------------
Master Large Cap Core Portfolio .................................    $21,161
Master Large Cap Growth Portfolio ...............................    $ 6,104
Master Large Cap Value Portfolio ................................    $28,159
--------------------------------------------------------------------------------

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2007 were as follows:

--------------------------------------------------------------------------------
                                               Total Purchases      Total Sales
--------------------------------------------------------------------------------
Master Large Cap
  Core Portfolio ...........................    $1,610,219,797    $1,473,584,141
Master Large Cap
  Growth Portfolio .........................    $  472,602,379    $  349,621,917
Master Large Cap
  Value Portfolio ..........................    $1,708,677,248    $1,183,782,579
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

Each Portfolio, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of .06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. None of the Portfolios borrowed under the credit agreement during the six months ended April 30, 2007.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       63

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


64       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Funds/Trusts have delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Funds'/Trusts' Board of Directors/Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Funds' voting securities were voted (if any) by Funds'/Trusts' previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds/Trusts file their complete schedules of portfolio holdings for the first and third quarters of their fiscal year with the Commission on Form N-Q. The Funds'/Trusts' Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds'/Trusts' Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


     BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007       65

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025

   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


66       BLACKROCK LARGE CAP SERIES FUNDS, INC.              APRIL 30, 2007

These reports are transmitted to shareholders only. The reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                                                       BLACKROCK

                                                                 #CAPSERIES-4/07

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and BlackRock Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Large Cap Series Funds, Inc. and BlackRock Large Cap Series Trust

Date: June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Large Cap Series Funds, Inc. and BlackRock Large Cap Series Trust

Date: June 19, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Large Cap Series Funds, Inc. and BlackRock Large Cap Series Trust

Date: June 19, 2007